UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2019

Date of reporting period:	January 31, 2019

Item 1. Schedule of Investments:

Putnam Multi-Asset Absolute Return Fund
The fund's portfolio
1/31/19 (Unaudited)

COMMON STOCKS (23.9%)(a)
	Shares	Value
Basic materials (2.5%)
Anhui Conch Cement Co., Ltd. (China)	960,500	$5,197,624
Astral Foods, Ltd. (South Africa)	34,888	427,796
Catcher Technology Co., Ltd. (Taiwan)	466,000	3,657,271
China Oriental Group Co., Ltd. (China)	1,672,000	1,128,424
China Railway Construction Corp., Ltd. (China)	1,324,000	1,840,261
Evraz PLC (Russia)	576,675	3,768,218
Formosa Chemicals & Fibre Corp. (Taiwan)	977,000	3,410,211
Formosa Plastics Corp. (Taiwan)	1,053,000	3,578,966
Kumba Iron Ore, Ltd. (South Africa)	57,202	1,460,438
Lotte Chemical Corp. (South Korea)	4,848	1,317,636
PTT Global Chemical PCL (Thailand)	1,981,400	4,312,561
Sinopec Shanghai Petrochemical Co., Ltd. (China)	2,946,000	1,408,288

		31,507,694
Capital goods (0.7%)
China Railway Group, Ltd. (China)	2,899,000	2,704,137
Daelim Industrial Co., Ltd. (South Korea)	33,839	3,241,444
United Tractors Tbk PT (Indonesia)	312,200	574,123
Weichai Power Co., Ltd. Class H (China)	1,559,000	2,084,970

		8,604,674
Communication services (1.5%)
China Mobile, Ltd. (China)	734,000	7,716,459
KT Corp. (South Korea)	23,253	596,932
LG Uplus Corp. (South Korea)	311,782	4,233,237
SK Telecom Co., Ltd. (South Korea)	20,035	4,633,577
Telkom SA SOC, Ltd. (South Africa)	273,610	1,384,579

		18,564,784
Consumer cyclicals (2.4%)
Astro Malaysia Holdings Bhd (Malaysia)	366,900	150,749
Atacadao Distribuicao Comercio e Industria Ltda. (Brazil)	52,200	286,104
Caesars Entertainment Corp.(NON)	2,736	25,007
Dongfeng Motor Group Co., Ltd. (China)	1,776,000	1,875,698
El Puerto de Liverpool SAB de CV Class C1 (Mexico)	109,975	720,505
Ford Otomotiv Sanayi AS (Turkey)	96,646	1,121,409
Geely Automobile Holdings, Ltd. (China)	968,000	1,635,652
Genting Bhd (Malaysia)	815,600	1,382,811
Guangzhou Automobile Group Co., Ltd. Class H (China)	3,756,000	4,120,391
Haier Electronics Group Co., Ltd. (China)	335,000	966,421
Itausa - Investimentos Itau SA (Preference) (Brazil)	137,260	508,064
Motus Holdings, Ltd. (South Africa)(NON)	88,236	593,795
Mr Price Group, Ltd. (South Africa)	192,536	3,237,058
Pou Chen Corp. (Taiwan)	340,000	409,570
President Chain Store Corp. (Taiwan)	249,000	2,642,832
Qualicorp SA (Brazil)	460,500	2,001,241
Sinotruk Hong Kong, Ltd. (China)	915,000	1,722,560
Tekfen Holding AS (Turkey)	144,681	690,551
Wal-Mart de Mexico SAB de CV (Mexico)	2,122,345	5,574,940
Zhongsheng Group Holdings, Ltd. (China)	646,500	1,163,435

		30,828,793
Consumer staples (1.3%)
Cia Cervecerias Unidas SA ADR (Chile)(S)	42,707	1,191,952
Estacio Participacoes SA (Brazil)	39,400	335,967
Hanjaya Mandala Sampoerna Tbk PT (Indonesia)	4,077,000	1,126,011
Hindustan Unilever, Ltd. (India)	121,605	3,016,780
Indofood Sukses Makmur Tbk PT (Indonesia)	1,739,900	971,016
LG Corp. (South Korea)	19,150	1,337,832
Sao Martinho SA (Brazil)	168,000	886,247
Smiles Fidelidade SA (Brazil)	178,500	2,187,692
Turkiye Sise ve Cam Fabrikalari AS (Turkey)	274,202	360,356
Uni-President Enterprises Corp. (Taiwan)	1,435,000	3,373,881
Want Want China Holdings, Ltd. (China)	2,830,000	2,309,032

		17,096,766
Energy (1.5%)
CHC Group, LLC (acquired 3/23/17, cost $27,318) (Units) (Cayman Islands)(NON)(RES)	1,884	94
China Petroleum & Chemical Corp. (Sinopec) (China)	6,730,000	5,613,889
Ecopetrol SA ADR (Colombia)(S)	221,124	4,168,187
Halcon Resources Corp.(NON)(S)	32,166	52,752
Jastrzebska Spolka Weglowa SA (Poland)(NON)	49,397	906,355
Petronas Dagangan Bhd (Malaysia)	110,200	714,246
PTT PCL (Foreign depositary shares) (Thailand)	3,537,500	5,519,825
Surgutneftegas OJSC (Russia)	2,271,451	1,407,366
Thai Oil PCL (Thailand)	489,500	1,128,079

		19,510,793
Financials (5.8%)
Banco de Chile ADR (Chile)(S)	32,141	1,020,798
Banco do Brasil SA (Brazil)	411,900	5,856,858
Banco Santander (Brasil) S.A. (Units) (Brazil)	272,400	3,590,225
Banco Santander Chile ADR (Chile)	58,883	1,904,276
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Class B (Mexico)	1,521,385	2,269,079
Bank of China, Ltd. (China)	2,678,000	1,245,593
Bank of Communications Co., Ltd. (China)	4,620,000	3,913,210
Capitec Bank Holdings, Ltd. (South Africa)	18,805	1,653,366
China Construction Bank Corp. (China)	560,000	505,768
Country Garden Holdings co., Ltd. (China)	2,218,000	3,194,953
FirstRand, Ltd. (South Africa)	673,147	3,521,604
Fosun International, Ltd. (China)	1,531,000	2,292,946
Grupo Financiero Banorte SAB de CV (Mexico)	700,460	3,895,667
Guangzhou R&F Properties Co., Ltd. (China)	1,234,800	2,462,720
Hana Financial Group, Inc. (South Korea)	74,802	2,696,763
Industrial & Commercial Bank of China, Ltd. (China)	10,287,000	8,031,261
Industrial Bank of Korea (South Korea)	158,668	2,033,129
IRB Brasil Resseguros SA (Brazil)	162,700	3,803,411
Itau Unibanco Holding SA (Preference) (Brazil)	473,100	5,030,384
KB Financial Group, Inc. (South Korea)	7,497	322,543
Korea Investment Holdings Co., Ltd. (South Korea)	35,858	2,075,167
Ping An Insurance (Group) Co. of China, Ltd. Class H (China)	558,500	5,458,096
Sberbank of Russia PJSC ADR (Russia)	238,658	3,239,782
Shinhan Financial Group Co., Ltd. (South Korea)	43,783	1,694,977
Yuanta Financial Holding Co., Ltd. (Taiwan)	4,240,000	2,357,464

		74,070,040
Health care (0.4%)
Advanz Pharma Corp. (Canada)(NON)	8,181	154,785
China Shineway Pharmaceutical Group, Ltd. (China)	390,000	460,994
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. (China)	426,000	1,638,578
Hypermarcas SA (Brazil)	336,358	2,937,322

		5,191,679
Technology (6.5%)
Alibaba Group Holding, Ltd. ADR (China)(NON)(S)	48,898	8,238,824
AU Optronics Corp. (Taiwan)	4,353,000	1,722,321
Avaya Holdings Corp.(NON)	75,496	1,276,643
Delta Electronics Thailand PCL (Thailand)	264,900	589,279
HannStar Display Corp. (Taiwan)	2,293,000	521,207
HCL Technologies, Ltd. (India)	319,567	4,519,682
Infosys, Ltd. (India)	513,299	5,431,047
Innolux Corp. (Taiwan)	367,000	126,594
Naspers, Ltd. Class N (South Africa)	5,443	1,247,514
Radiant Opto-Electronics Corp. (Taiwan)	1,184,000	3,413,028
Samsung Electronics Co., Ltd. (South Korea)	445,882	18,630,267
SK Hynix, Inc. (South Korea)	102,819	6,861,260
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	170,641	6,419,514
Tata Consultancy Services, Ltd. (India)	209,012	5,942,073
Tech Mahindra, Ltd. (India)(NON)	416,129	4,289,144
Tencent Holdings, Ltd. (China)	237,000	10,663,296
Tianneng Power International, Ltd. (China)	874,000	812,543
Tripod Technology Corp. (Taiwan)	395,000	1,067,095
Wipro, Ltd. (India)	326,091	1,694,207

		83,465,538
Transportation (0.3%)
AirAsia Bhd (Malaysia)	2,042,700	1,516,715
Grupo Aeroportuario del Centro Norte SAB de CV (Mexico)	297,790	1,663,348
Imperial Holdings, Ltd. (South Africa)	219,310	1,122,861

		4,302,924
Utilities and power (1.0%)
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	322,400	3,833,760
Enel Americas SA ADR (Chile)	167,427	1,731,195
GAIL India, Ltd. (India)	393,480	1,838,581
Glow Energy PCL (Thailand)	327,300	966,422
Inter RAO UES PJSC (Russia)	21,650,251	1,264,699
Manila Electric Co. (Philippines)	111,910	785,753
Tenaga Nasional Bhd (Malaysia)	604,200	1,903,717
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)(NON)	25,989	18,192

		12,342,319

Total common stocks (cost $281,521,204)		$305,486,004

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (17.0%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (1.6%)
Government National Mortgage Association Pass-Through Certificates
4.50%, TBA, 2/1/49	$15,000,000	$15,573,047
4.00%, TBA, 2/1/49	5,000,000	5,144,531

		20,717,578
U.S. Government Agency Mortgage Obligations (15.4%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
3.50%, TBA, 2/1/49	1,000,000	1,005,625
3.50%, 8/1/43	572,649	580,354
3.00%, 3/1/43	497,371	492,053
2.50%, 2/1/28(i)	1,162,021	1,150,537
Federal National Mortgage Association Pass-Through Certificates
5.50%, TBA, 2/1/49	3,000,000	3,185,156
5.50%, 1/1/38	1,324,718	1,437,557
4.00%, TBA, 2/1/49	49,000,000	50,171,404
3.50%, TBA, 3/1/49	38,000,000	37,887,186
3.50%, TBA, 2/1/49	75,000,000	75,392,580
3.50%, with due dates from 6/1/42 to 6/1/56	3,443,308	3,470,622
3.00%, TBA, 2/1/49	21,000,000	20,632,500
3.00%, with due dates from 2/1/43 to 2/1/43	1,112,377	1,100,046

		196,505,620

Total U.S. government and agency mortgage obligations (cost $217,126,833)		$217,223,198

U.S. TREASURY OBLIGATIONS (0.3%)(a)
	Principal amount	Value
U.S. Treasury Bonds 2.75%, 11/15/47(i)	$895,000	$855,298
U.S. Treasury Notes
1.75%, 11/30/21(i)	521,000	512,763
1.625%, 5/15/26(i)	223,000	210,282
1.375%, 10/31/20(i)	1,735,000	1,708,194
1.375%, 2/29/20(i)	206,000	204,618

Total U.S. treasury obligations (cost $3,491,155)		$3,491,155

MORTGAGE-BACKED SECURITIES (10.0%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (6.6%)
Federal Home Loan Mortgage Corporation
IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 10.533%, 6/15/34	$199,332	$225,733
Ser. 4122, Class TI, IO, 4.50%, 10/15/42	1,395,901	282,258
Ser. 4568, Class MI, IO, 4.00%, 4/15/46	8,760,490	1,686,394
Ser. 4530, Class HI, IO, 4.00%, 11/15/45	5,386,418	1,014,930
Ser. 4389, Class IA, IO, 4.00%, 9/15/44	5,435,924	1,052,966
Ser. 4355, Class DI, IO, 4.00%, 3/15/44	4,365,069	606,417
Ser. 4193, Class PI, IO, 4.00%, 3/15/43	3,135,177	420,536
Ser. 4213, Class GI, IO, 4.00%, 11/15/41	1,878,923	230,987
Ser. 3996, Class IK, IO, 4.00%, 3/15/39	1,650,734	93,361
IFB Ser. 3747, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.50%), 3.991%, 10/15/40	2,775,121	436,468
IFB Ser. 4073, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 3.541%, 8/15/38	5,626,404	346,831
Ser. 4369, Class IA, IO, 3.50%, 7/15/44	1,141,511	219,712
Ser. 4501, Class BI, IO, 3.50%, 10/15/43	2,264,070	350,297
Ser. 4663, Class KI, IO, 3.50%, 11/15/42	2,464,036	243,126
Ser. 4136, Class IW, IO, 3.50%, 10/15/42	3,488,851	441,835
Ser. 4097, Class PI, IO, 3.50%, 11/15/40	3,756,120	405,835
IFB Ser. 3852, Class NT, ((-1 x 1 Month US LIBOR) + 6.00%), 3.491%, 5/15/41	1,908,101	1,816,032
Ser. 4150, Class DI, IO, 3.00%, 1/15/43	3,306,186	384,344
Ser. 4158, Class TI, IO, 3.00%, 12/15/42	6,518,518	606,548
Ser. 4134, Class PI, IO, 3.00%, 11/15/42	5,053,356	566,481
Ser. 4183, Class MI, IO, 3.00%, 2/15/42	2,452,877	205,379
Ser. 4206, Class IP, IO, 3.00%, 12/15/41	4,775,141	409,138
FRB Ser. 8, Class A9, IO, 0.429%, 11/15/28(WAC)	203,764	2,802
FRB Ser. 59, Class 1AX, IO, 0.28%, 10/25/43(WAC)	610,796	6,013
Ser. 48, Class A2, IO, 0.212%, 7/25/33(WAC)	978,836	7,036
Ser. 315, PO, zero %, 9/15/43	2,035,903	1,639,802
Ser. 3206, Class EO, PO, zero %, 8/15/36	16,013	13,789
Ser. 3175, Class MO, PO, zero %, 6/15/36	14,628	12,259
Federal National Mortgage Association
IFB Ser. 05-74, Class NK, ((-5 x 1 Month US LIBOR) + 27.50%), 14.95%, 5/25/35	54,525	67,972
IFB Ser. 05-122, Class SE, ((-3.5 x 1 Month US LIBOR) + 23.10%), 14.315%, 11/25/35	70,573	89,103
IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%), 7.88%, 5/25/40	787,647	889,858
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2, (1 Month US LIBOR + 4.55%), 7.06%, 2/25/25	151,253	162,618
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 6.51%, 5/25/25	203,441	217,698
Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	4,194,293	1,000,932
Ser. 18-58, Class IO, IO, 5.50%, 8/25/48	3,803,318	782,747
Ser. 15-28, IO, 5.50%, 5/25/45	5,986,386	1,292,461
Ser. 397, Class 2, IO, 5.00%, 9/25/39	34,404	7,231
Ser. 17-113, IO, 5.00%, 1/25/38	1,304,705	202,207
Ser. 12-104, Class QI, IO, 4.50%, 5/25/42	1,740,799	320,613
Ser. 17-48, Class LI, IO, 4.00%, 5/25/47	4,674,404	823,303
Ser. 17-2, Class KI, IO, 4.00%, 2/25/47	2,054,186	393,418
Ser. 14-47, Class IP, IO, 4.00%, 3/25/44	4,981,990	850,506
Ser. 12-124, Class UI, IO, 4.00%, 11/25/42	4,944,412	929,277
Ser. 12-22, Class CI, IO, 4.00%, 3/25/41	3,836,172	496,406
IFB Ser. 17-8, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.59%, 2/25/47	9,747,440	1,458,314
Ser. 15-73, Class PI, IO, 3.50%, 10/25/45	2,557,576	345,976
Ser. 15-10, Class AI, IO, 3.50%, 8/25/43	1,183,059	211,584
Ser. 12-136, Class PI, IO, 3.50%, 11/25/42	2,571,226	236,904
Ser. 14-10, IO, 3.50%, 8/25/42	2,505,479	437,633
Ser. 12-101, Class PI, IO, 3.50%, 8/25/40	2,368,134	196,697
Ser. 13-21, Class AI, IO, 3.50%, 3/25/33	3,309,844	448,754
IFB Ser. 17-74, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.75%), 3.24%, 10/25/47	12,143,956	1,400,350
Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	2,839,529	282,740
Ser. 6, Class BI, IO, 3.00%, 12/25/42	3,827,729	223,497
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	3,038,214	200,732
Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	3,961,401	193,950
Ser. 13-31, Class NI, IO, 3.00%, 6/25/41	5,184,143	303,039
Ser. 98-W2, Class X, IO, 0.058%, 6/25/28(WAC)	1,329,354	43,204
Ser. 98-W5, Class X, IO, 0.048%, 7/25/28(WAC)	386,201	11,103
Ser. 08-36, Class OV, PO, zero %, 1/25/36	9,970	8,620
Government National Mortgage Association
Ser. 17-132, Class IB, IO, 5.50%, 9/20/47	1,000,297	235,070
Ser. 16-150, Class I, IO, 5.00%, 11/20/46	5,348,842	1,089,345
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	2,719,273	596,065
Ser. 14-76, IO, 5.00%, 5/20/44	3,049,448	658,136
Ser. 14-163, Class NI, IO, 5.00%, 2/20/44	2,615,745	511,177
Ser. 14-2, Class IC, IO, 5.00%, 1/16/44	5,367,364	1,255,235
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	1,087,774	238,718
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40	55,534	4,026
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	759,032	164,492
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	1,163,226	257,689
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	3,796,115	831,376
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	2,918,901	659,818
Ser. 17-160, Class AI, IO, 4.50%, 10/20/47	1,055,538	211,594
Ser. 16-49, IO, 4.50%, 11/16/45	2,975,931	635,559
Ser. 15-80, Class IA, IO, 4.50%, 6/20/45	5,397,334	1,109,827
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	5,993,543	735,588
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45	2,177,744	471,024
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	611,676	85,873
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	1,843,100	375,255
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	891,324	182,089
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40	1,441,850	294,630
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	1,051,449	209,024
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	493,362	114,361
Ser. 13-34, Class PI, IO, 4.50%, 8/20/39	1,972,857	163,372
IFB Ser. 11-81, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.71%), 4.195%, 11/16/36	409,738	15,972
Ser. 17-99, Class AI, IO, 4.00%, 1/20/47	3,427,787	572,406
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45	1,739,360	247,143
Ser. 17-57, Class AI, IO, 4.00%, 6/20/45	2,212,274	352,924
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	4,848,258	985,777
Ser. 15-187, Class JI, IO, 4.00%, 3/20/45	3,603,140	652,528
Ser. 14-63, Class PI, IO, 4.00%, 7/20/43	1,012,665	138,140
Ser. 13-24, Class PI, IO, 4.00%, 11/20/42	1,466,660	244,028
Ser. 12-106, Class QI, IO, 4.00%, 7/20/42	572,244	85,837
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	1,886,973	354,460
Ser. 14-104, IO, 4.00%, 3/20/42	4,976,840	796,543
Ser. 12-50, Class PI, IO, 4.00%, 12/20/41	1,924,295	288,912
Ser. 12-8, Class PI, IO, 4.00%, 5/20/41	3,248,560	467,234
Ser. 14-162, Class DI, IO, 4.00%, 11/20/38	848,321	30,706
Ser. 14-133, Class AI, IO, 4.00%, 10/20/36	4,173,611	273,682
IFB Ser. 18-91, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 3.747%, 7/20/48	6,058,076	855,703
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 3.647%, 9/20/43	777,687	117,353
IFB Ser. 13-99, Class VS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.59%, 7/16/43	878,700	130,847
IFB Ser. 11-17, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 3.547%, 2/20/41	1,709,999	238,453
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	4,058,722	631,253
Ser. 15-24, Class IA, IO, 3.50%, 2/20/45	2,115,402	266,177
Ser. 13-102, Class IP, IO, 3.50%, 6/20/43	1,754,237	203,148
Ser. 13-100, Class MI, IO, 3.50%, 2/20/43	2,799,590	402,889
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	1,937,456	317,859
Ser. 12-145, IO, 3.50%, 12/20/42	1,874,951	375,068
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	935,896	150,801
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	1,299,748	119,980
Ser. 13-37, Class LI, IO, 3.50%, 1/20/42	1,514,294	177,766
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41	2,866,029	321,425
Ser. 15-36, Class GI, IO, 3.50%, 6/16/41	2,371,924	227,183
Ser. 13-157, Class IA, IO, 3.50%, 4/20/40	2,487,063	170,059
Ser. 13-90, Class HI, IO, 3.50%, 4/20/40	2,389,953	86,636
Ser. 13-79, Class XI, IO, 3.50%, 11/20/39	5,345,153	603,876
Ser. 183, Class AI, IO, 3.50%, 10/20/39	2,734,197	166,016
Ser. 13-6, Class AI, IO, 3.50%, 8/20/39	3,250,798	369,778
Ser. 15-118, Class EI, IO, 3.50%, 7/20/39	4,403,869	285,459
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39	4,721,618	314,450
Ser. 15-96, Class NI, IO, 3.50%, 1/20/39	7,370,552	584,691
Ser. 15-82, Class GI, IO, 3.50%, 12/20/38	8,487,387	474,445
Ser. 15-24, Class IC, IO, 3.50%, 11/20/37	2,692,501	226,927
IFB Ser. 10-134, Class ES, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 3.497%, 11/20/39	2,644,063	188,204
Ser. 17-H02, Class BI, IO, 3.001%, 1/20/67(WAC)	6,666,359	816,629
Ser. 15-H22, Class GI, IO, 2.572%, 9/20/65(WAC)	8,800,174	1,065,701
Ser. 16-H23, Class NI, IO, 2.424%, 10/20/66(WAC)	8,489,182	947,393
Ser. 16-H04, Class HI, IO, 2.368%, 7/20/65(WAC)	5,533,884	494,729
Ser. 15-H20, Class CI, IO, 2.143%, 8/20/65(WAC)	15,488,682	1,524,210
FRB Ser. 16-H16, Class DI, IO, 2.128%, 6/20/66(WAC)	5,590,086	642,860
Ser. 17-H11, Class NI, IO, 2.123%, 5/20/67(WAC)	13,692,329	1,405,791
FRB Ser. 15-H16, Class XI, IO, 2.115%, 7/20/65(WAC)	10,496,522	1,064,347
Ser. 16-H11, Class HI, IO, 2.087%, 1/20/66(WAC)	5,320,807	485,524
Ser. 15-H26, Class DI, IO, 2.082%, 10/20/65(WAC)	6,098,197	567,065
Ser. 15-H25, Class BI, IO, 2.08%, 10/20/65(WAC)	15,060,840	1,355,476
Ser. 16-H02, Class BI, IO, 2.058%, 11/20/65(WAC)	14,644,430	1,260,944
Ser. 15-H24, Class HI, IO, 2.028%, 9/20/65(WAC)	19,905,539	1,336,159
Ser. 15-H15, Class JI, IO, 1.942%, 6/20/65(WAC)	10,967,823	1,060,588
Ser. 15-H19, Class NI, IO, 1.894%, 7/20/65(WAC)	15,256,340	1,402,058
Ser. 15-H25, Class EI, IO, 1.835%, 10/20/65(WAC)	11,014,003	960,421
Ser. 14-H21, Class AI, IO, 1.817%, 10/20/64(WAC)	12,164,364	967,201
Ser. 15-H18, Class IA, IO, 1.803%, 6/20/65(WAC)	7,590,042	488,799
Ser. 15-H10, Class CI, IO, 1.797%, 4/20/65(WAC)	15,795,697	1,358,699
Ser. 15-H26, Class GI, IO, 1.779%, 10/20/65(WAC)	10,224,132	911,993
Ser. 16-H03, Class AI, IO, 1.763%, 1/20/66(WAC)	11,556,050	1,068,935
Ser. 15-H26, Class EI, IO, 1.718%, 10/20/65(WAC)	11,536,234	1,015,189
Ser. 17-H14, Class DI, IO, 1.69%, 6/20/67(WAC)	11,802,312	811,078
Ser. 15-H09, Class BI, IO, 1.679%, 3/20/65(WAC)	15,584,521	1,200,211
Ser. 15-H10, Class EI, IO, 1.612%, 4/20/65(WAC)	13,852,774	681,889
Ser. 15-H24, Class BI, IO, 1.597%, 8/20/65(WAC)	18,523,350	796,097
Ser. 15-H25, Class AI, IO, 1.596%, 9/20/65(WAC)	14,688,775	1,145,724
Ser. 15-H09, Class AI, IO, 1.586%, 4/20/65(WAC)	10,939,014	918,254
Ser. 15-H14, Class BI, IO, 1.562%, 5/20/65(WAC)	17,732,841	834,188
Ser. 11-H15, Class AI, IO, 1.509%, 6/20/61(WAC)	4,703,411	246,929
Ser. 16-H07, Class HI, IO, 1.418%, 2/20/66(WAC)	7,373,658	649,877
Ser. 16-H08, Class GI, IO, 1.408%, 4/20/66(WAC)	15,627,751	856,010
Ser. 11-H08, Class GI, IO, 1.251%, 3/20/61(WAC)	9,386,072	393,276
Ser. 16-H04, Class KI, IO, 1.203%, 2/20/66(WAC)	10,953,733	807,838
Ser. 15-H26, Class CI, IO, 0.885%, 8/20/65(WAC)	27,947,741	304,630
GSMPS Mortgage Loan Trust 144A
FRB Ser. 98-2, IO, 1.004%, 5/19/27(WAC)	38,581	—
FRB Ser. 99-2, IO, 0.84%, 9/19/27(WAC)	103,693	907
FRB Ser. 98-3, IO, zero %, 9/19/27(WAC)	48,434	—
FRB Ser. 98-4, IO, zero %, 12/19/26(WAC)	82,384	—

		84,706,456
Commercial mortgage-backed securities (2.1%)
Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.368%, 1/15/49(WAC)	1,305,040	1,201
Banc of America Commercial Mortgage Trust 144A
FRB Ser. 08-1, Class C, 6.79%, 2/10/51 (In default)(NON)(WAC)	1,205,213	304,160
FRB Ser. 04-4, Class XC, IO, 0.327%, 7/10/42(WAC)	34,477	—
Banc of America Merrill Lynch Commercial Mortgage, Inc. FRB Ser. 05-1, Class C, 5.485%, 11/10/42(WAC)	721,000	327,738
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.467%, 1/12/45(WAC)	884,000	795,600
Ser. 05-PWR7, Class D, 5.304%, 2/11/41(WAC)	806,000	807,394
Ser. 05-PWR7, Class C, 5.235%, 2/11/41(WAC)	489,000	505,901
Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.279%, 3/11/39(WAC)	2,381,230	1,690,316
FRB Ser. 06-PW11, Class C, 5.279%, 3/11/39 (In default)(NON)(WAC)	704,000	88,894
COMM Mortgage Trust 144A
Ser. 12-CR3, Class F, 4.75%, 10/15/45(WAC)	725,000	538,169
Ser. 12-LC4, Class E, 4.25%, 12/10/44	1,056,000	874,600
Credit Suisse First Boston Mortgage Securities Corp. 144A FRB Ser. 03-C3, Class AX, IO, 2.01%, 5/15/38(WAC)	186,341	1,645
GMAC Commercial Mortgage Securities, Inc. Trust Ser. 04-C3, Class B, 4.965%, 12/10/41	3,544	3,563
GS Mortgage Securities Trust 144A
FRB Ser. 14-GC24, Class D, 4.529%, 9/10/47(WAC)	554,000	489,760
FRB Ser. 13-GC10, Class E, 4.397%, 2/10/46(WAC)	1,600,000	1,281,792
FRB Ser. 06-GG8, Class X, IO, 0.871%, 11/10/39(WAC)	10,542,955	157,965
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.818%, 2/15/47(WAC)	2,751,000	2,487,971
FRB Ser. 13-C14, Class E, 4.566%, 8/15/46(WAC)	1,491,000	1,225,932
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 07-LDPX, Class X, IO, 0.287%, 1/15/49(WAC)	1,523,864	15
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 12-C6, Class F, 5.14%, 5/15/45(WAC)	766,000	681,813
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	370,000	290,298
Ser. 12-C6, Class G, 2.972%, 5/15/45(WAC)	1,166,000	910,954
LB-UBS Commercial Mortgage Trust FRB Ser. 07-C2, Class XW, IO, 0.198%, 2/15/40(WAC)	122,310	25
Merrill Lynch Mortgage Trust 144A FRB Ser. 05-MCP1, Class XC, IO, 0.001%, 6/12/43(WAC)	394,276	11
ML-CFC Commercial Mortgage Trust 144A FRB Ser. 06-4, Class XC, IO, 0.783%, 12/12/49(WAC)	866,446	7,290
Morgan Stanley Bank of America Merrill Lynch Trust 144A
Ser. 14-C17, Class D, 4.703%, 8/15/47(WAC)	393,000	360,933
FRB Ser. 13-C11, Class E, 4.337%, 8/15/46(WAC)	1,350,000	610,443
FRB Ser. 13-C11, Class F, 4.337%, 8/15/46(WAC)	1,720,000	618,151
FRB Ser. 13-C10, Class D, 4.082%, 7/15/46(WAC)	2,538,000	2,426,323
Ser. 14-C15, Class F, 4.00%, 4/15/47	387,000	313,345
Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558%, 2/12/44(WAC)	755,104	207,397
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	3,008,000	2,844,655
Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class G, 5.154%, 7/15/49(WAC)	795,000	706,805
UBS-Barclays Commercial Mortgage Trust 144A Ser. 12-C2, Class F, 4.892%, 5/10/63(WAC)	853,000	604,884
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.384%, 6/15/45(WAC)	2,733	2,777
FRB Ser. 06-C29, IO, 0.395%, 11/15/48(WAC)	1,215,805	49
Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-C21, Class E, 5.235%, 10/15/44(WAC)	956,000	910,370
FRB Ser. 07-C31, IO, zero %, 4/15/47(WAC)	2,245,105	—
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.286%, 7/15/46(WAC)	1,041,000	928,153
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class E, 5.231%, 6/15/44(WAC)	146,000	139,871
Ser. 11-C4, Class F, 5.00%, 6/15/44(WAC)	1,355,000	993,345
Ser. 11-C3, Class E, 5.00%, 3/15/44(WAC)	367,000	196,683
FRB Ser. 13-C15, Class D, 4.474%, 8/15/46(WAC)	673,004	552,433
FRB Ser. 12-C10, Class E, 4.441%, 12/15/45(WAC)	697,000	453,050
Ser. 13-C12, Class E, 3.50%, 3/15/48	280,000	222,265

		26,564,939
Residential mortgage-backed securities (non-agency) (1.3%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (1 Month US LIBOR + 0.19%), 2.70%, 5/25/47	293,489	219,620
BCAP, LLC Trust 144A FRB Ser. 12-RR5, Class 4A8, (1 Month US LIBOR + 0.17%), 2.676%, 6/26/35	193,336	192,681
Bear Stearns Alt-A Trust FRB Ser. 04-3, Class B, (1 Month US LIBOR + 2.93%), 5.435%, 4/25/34	232,709	250,338
Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class B1, (1 Month US LIBOR + 6.30%), 8.81%, 7/25/25 (Bermuda)	919,000	930,195
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AMC3, Class A2D, (1 Month US LIBOR + 0.35%), 2.86%, 3/25/37	834,578	705,995
Countrywide Alternative Loan Trust
FRB Ser. 05-27, Class 1A6, (1 Month US LIBOR + 0.82%), 3.33%, 8/25/35	660,607	584,637
FRB Ser. 06-OA10, Class 1A1, (1 Month US LIBOR + 0.96%), 3.212%, 8/25/46	475,896	419,837
Countrywide Home Loans Mortgage Pass-Through Trust FRB Ser. 05-3, Class 1A1, (1 Month US LIBOR + 0.62%), 3.13%, 4/25/35	381,953	329,381
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (1 Month US LIBOR + 10.00%), 12.506%, 7/25/28	1,236,302	1,606,676
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (1 Month US LIBOR + 12.25%), 14.76%, 9/25/28	2,224,127	3,200,342
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (1 Month US LIBOR + 11.75%), 14.26%, 8/25/28	1,133,767	1,545,152
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 8.21%, 4/25/28	1,518,132	1,737,052
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 8.06%, 4/25/28	123,522	138,858
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2, (1 Month US LIBOR + 5.00%), 7.51%, 7/25/25	294,897	331,738
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 7.51%, 7/25/25	351,944	388,759
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, (1 Month US LIBOR + 4.85%), 7.36%, 10/25/29	290,000	319,653
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 6.76%, 4/25/29	56,000	62,329
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 6.51%, 5/25/25	138,552	150,635
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2, (1 Month US LIBOR + 3.65%), 6.16%, 9/25/29	90,000	96,915
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (1 Month US LIBOR + 3.60%), 6.11%, 1/25/30	310,000	313,121
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2, (1 Month US LIBOR + 2.80%), 5.31%, 2/25/30	130,000	132,707
GSAA Trust FRB Ser. 07-6, Class 1A1, (1 Month US LIBOR + 0.12%), 2.63%, 5/25/47	240,521	186,461
MortgageIT Trust FRB Ser. 04-1, Class M2, (1 Month US LIBOR + 1.01%), 3.515%, 11/25/34	292,187	281,759
Residential Accredit Loans, Inc. FRB Ser. 06-QO10, Class A1, (1 Month US LIBOR + 0.16%), 2.666%, 1/25/37	289,043	271,208
Residential Accredit Loans, Inc. Trust FRB Ser. 06-QO5, Class 1A1, (1 Month US LIBOR + 0.22%), 2.721%, 5/25/46	226,907	213,293
Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR7, Class 1A1, (1 Month US LIBOR + 0.85%), 3.36%, 5/25/47	188,464	157,031
FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR + 0.18%), 2.69%, 1/25/37	1,197,773	1,078,501
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR14, Class 1A2, 4.212%, 12/25/35(WAC)	785,713	768,672
Wells Fargo Mortgage Backed Securities Trust FRB Ser. 06-AR6, Class 7A2, 4.813%, 3/25/36(WAC)	275,004	269,178

		16,882,724

Total mortgage-backed securities (cost $138,155,297)		$128,154,119

INVESTMENT COMPANIES (9.6%)(a)
	Shares	Value
Communication Services Select Sector SPDR Fund(S)	464,500	$21,427,385
Consumer Discretionary Select Sector SPDR Fund(S)	193,600	21,059,808
Health Care Select Sector SPDR Fund	218,100	19,775,127
Industrial Select Sector SPDR Fund(S)	288,200	20,684,114
Technology Select Sector SPDR Fund(S)	600,600	39,807,768

Total investment companies (cost $115,235,463)		$122,754,202

COMMODITY LINKED NOTES (8.2%)(a)(CLN)
	Principal amount	Value
Bank of America Corp. 144A sr. unsec. unsub. notes 1-month LIBOR less 0.17%, 2019 (Indexed to the BofA Merrill Lynch Commodity MLBX4SX6 Excess Return Strategy multiplied by 3)	$10,100,000	$14,393,843
Bank of America Corp. 144A unsub. notes 1-month LIBOR less 0.22%, 2019 (Indexed to the BofA Merrill Lynch Commodity MLBX4SX6 Excess Return Strategy multiplied by 3)	7,700,000	9,899,959
Citigroup Global Markets Holdings, Inc. sr. notes Ser. N, 1-month USD LIBOR less 0.15%, 2019 (Indexed to the Citi Commodities F3 vs F0 - 4x Leveraged CVIC4X30 Index multiplied by 3)	14,476,000	20,399,840
Citigroup Global Markets Holdings, Inc. 144A sr. notes 1-month USD LIBOR less 0.18%, 2019 (Indexed to the Citi Cross-Asset Trend 10% Vol Index multiplied by 3)	17,400,000	13,740,636
Citigroup Global Markets Holdings, Inc. sr. notes Ser. N, 1-month LIBOR less 0.15%, 2019 (Indexed to the S&P GSCI Total Return Index multiplied by 3)	5,065,000	3,471,353
Goldman Sachs International 144A notes zero %, 2019 (Indexed to the S&P GSCI Excess Return Index multiplied by 3)	18,512,000	23,402,006
UBS AG/London 144A sr. notes, 1-month LIBOR less 0.25%, 2020 (Indexed to the S&P GSCI Total Return Index multiplied by 3) (United Kingdom)	1,900,000	2,402,102
Citigroup Global Markets Holdings, Inc. sr. notes Ser. N, 1-month LIBOR less 0.15%, 2020 (Indexed to the S&P GSCI Total Return Index multiplied by 3)	17,040,000	16,730,128

Total commodity Linked Notes (cost $92,193,000)		$104,439,867

CORPORATE BONDS AND NOTES (4.3%)(a)
		Principal amount	Value
Basic materials (0.5%)
ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)		$1,045,000	$1,127,294
Cemex SAB de CV 144A company guaranty sr. sub. notes 5.70%, 1/11/25 (Mexico)		2,585,000	2,594,694
Chemours Co. (The) company guaranty sr. unsec. unsub. notes 6.625%, 5/15/23		415,000	429,006
CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21		440,000	429,000
Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)		953,000	991,120
Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23		1,468,000	1,508,370

			7,079,484
Capital goods (0.5%)
American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7.75%, 11/15/19		505,000	517,625
ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)		2,500,000	2,558,203
Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)		2,010,000	2,130,600
Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22		1,144,000	1,148,290
ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/29/20		840,000	837,303

			7,192,021
Communication services (0.8%)
Altice Luxembourg SA 144A company guaranty sr. unsec. notes 7.75%, 5/15/22 (Luxembourg)		2,500,000	2,421,875
Crown Castle International Corp. sr. unsec. notes 3.15%, 7/15/23(R)		840,000	820,576
CSC Holdings, LLC 144A sr. unsec. notes 5.125%, 12/15/21		4,215,000	4,221,533
CSC Holdings, LLC 144A sr. unsec. notes 5.125%, 12/15/21		240,000	240,372
Digicel Group Two Ltd. 144A company guaranty sr. unsec. notes 6.75%, 3/1/23 (Jamaica)		200,000	163,500
Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20		1,500,000	1,556,250
Virgin Media Secured Finance PLC 144A company guaranty sr. bonds 5.00%, 4/15/27 (United Kingdom)	GBP	425,000	539,424

			9,963,530
Consumer cyclicals (0.3%)
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)		$1,343,000	1,314,461
Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23		1,300,000	1,358,500
iHeartCommunications, Inc. company guaranty sr. notes 9.00%, 12/15/19 (In default)(NON)		885,000	592,950
Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23		390,000	360,750

			3,626,661
Consumer staples (0.1%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)		1,080,000	1,080,000

			1,080,000
Energy (0.5%)
California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22		198,000	159,762
Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22		1,413,000	1,409,468
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)		599,000	649,825
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		496,000	520,800
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)		471,000	494,550
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.999%, 1/27/28 (Brazil)		355,000	354,113
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)		1,064,000	1,065,330
Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela) (In default)(NON)		1,809,000	411,548
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.50%, 3/13/27 (Mexico)		248,000	238,706
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.375%, 1/23/45 (Mexico)		405,000	346,561
WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22		393,000	398,895

			6,049,558
Financials (0.6%)
Alliant Holdings Intermediate, LLC 144A sr. unsec. notes 8.25%, 8/1/23		1,880,000	1,908,200
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25		600,000	628,656
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 2/1/22		2,015,000	2,069,788
Stearns Holdings, Inc. 144A company guaranty sr. notes 9.375%, 8/15/20		1,000,000	937,500
VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)		1,800,000	1,840,500

			7,384,644
Health care (0.2%)
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/23		1,841,000	1,801,879
Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 6.00%, 7/15/23 (Ireland)		400,000	327,000
Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sr. notes 7.875%, 2/15/21		110,000	112,200

			2,241,079
Technology (0.2%)
Avaya, Inc. 144A escrow notes 7.00%, 4/1/19		1,000,000	—
Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22		3,315,000	3,373,013

			3,373,013
Utilities and power (0.6%)
AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25		3,529,000	3,652,515
NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26		3,308,000	3,564,370
Texas-New Mexico Power Co. 144A 1st sr. bonds Ser. A, 9.50%, 4/1/19		175,000	176,854

			7,393,739

Total corporate bonds and notes (cost $54,221,846)			$55,383,729

SENIOR LOANS (2.9%)(a)(c)
	Principal amount	Value
Capital goods (0.3%)
Reynolds Group Holdings, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.249%, 2/5/23	$425,234	$418,678
TransDigm, Inc. bank term loan FRN Ser. E, (BBA LIBOR USD 3 Month + 2.50%), 4.999%, 5/30/25	254,929	248,077
TransDigm, Inc. bank term loan FRN Ser. F, (BBA LIBOR USD 3 Month + 2.50%), 4.999%, 6/9/23	933,079	910,659
Vertiv Intermediate Holding II Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 6.707%, 11/15/23	2,034,580	1,887,073
Welbilt, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 4.999%, 10/23/25	794,103	774,250

		4,238,737
Communication services (0.3%)
Asurion, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 6.50%), 8.999%, 8/4/25	2,558,000	2,567,593
Asurion, LLC bank term loan FRN Ser. B4, (BBA LIBOR USD 3 Month + 3.00%), 5.499%, 8/4/22	742,475	730,410

		3,298,003
Consumer cyclicals (1.5%)
Academy, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 6.515%, 7/2/22	1,663,079	1,141,288
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 6.633%, 5/5/24	399,968	385,302
Diamond Resorts International, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 6.249%, 9/2/23	1,114,478	1,043,430
Golden Nugget, Inc./NV bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 5.269%, 10/4/23	1,039,092	1,020,537
Greektown Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.272%, 4/25/24	856,950	852,665
iHeartCommunications, Inc. bank term loan FRN Ser. D, (BBA LIBOR USD 3 Month + 6.75%), 9.252%, 1/30/20 (In default)(NON)	1,617,000	1,079,348
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 7.761%, 10/16/23	3,834,533	3,781,808
Neiman Marcus Group, Ltd., Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 5.763%, 10/25/20	2,065,186	1,827,690
Sabre GLBL, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.00%), 4.499%, 2/22/24	980,743	966,645
Scientific Games International, Inc. bank term loan FRN Ser. B5, (BBA LIBOR USD 3 Month + 2.75%), 5.249%, 8/14/24	2,659,872	2,572,950
Talbots, Inc. (The) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 7.00%), 9.502%, 11/28/22	2,175,000	2,109,750
Tribune Media Co. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.499%, 1/27/24	757,897	754,423
Tribune Media Co. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.499%, 12/27/20	60,808	60,707
Univision Communications, Inc. bank term loan FRN Ser. C5, (BBA LIBOR USD 3 Month + 2.75%), 5.249%, 3/15/24	1,088,599	1,013,304

		18,609,847
Consumer staples (0.1%)
CEC Entertainment, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.749%, 2/14/21	409,575	390,120
Revlon Consumer Products Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 6.207%, 9/7/23	2,037,315	1,436,307

		1,826,427
Energy (—%)
Ascent Resources - Marcellus, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 6.50%), 9.016%, 3/30/23	76,667	76,283
FTS International, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 7.249%, 4/16/21	336,924	331,449

		407,732
Financials (0.1%)
Capital Automotive LP bank term loan FRN (BBA LIBOR USD 3 Month + 6.00%), 8.499%, 3/24/25	947,901	938,422
Freedom Mortgage Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 7.249%, 2/23/22	956,250	949,078

		1,887,500
Health care (0.4%)
Air Medical Group Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.764%, 4/28/22	400,579	374,124
Jaguar Holding Co. II bank term loan FRN (BBA LIBOR USD 3 Month + 2.50%), 5.022%, 8/18/22	1,544,000	1,512,476
Kinetic Concepts, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.285%, 2/3/24	1,610,475	1,598,396
Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.76%, 6/1/25	1,201,700	1,157,637

		4,642,633
Technology (0.2%)
First Data Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 2.00%), 4.519%, 4/26/24	998,952	994,749
Infor US, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 5.249%, 2/1/22	620,429	615,776
Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.738%, 11/3/23	493,754	457,333

		2,067,858

Total senior loans (cost $39,379,662)		$36,978,737

ASSET-BACKED SECURITIES (1.2%)(a)
	Principal amount	Value
loanDepot Station Place Agency Securitization Trust 144A FRB Ser. 17-LD1, Class A, (1 Month US LIBOR + 0.80%), 3.31%, 11/25/50	$2,307,000	$2,307,000
Station Place Securitization Trust 144A
FRB Ser. 18-1, Class A, (1 Month US LIBOR + 0.90%), 3.379%, 4/24/19	4,571,000	4,571,000
FRB Ser. 18-5, Class A, (1 Month US LIBOR + 0.70%), 3.179%, 9/24/19	4,465,000	4,465,000
FRB Ser. 18-3, Class A, (1 Month US LIBOR + 0.70%), 3.179%, 7/24/19	3,787,000	3,787,000

Total asset-backed securities (cost $15,130,000)		$15,130,000

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (1.0%)(a)
		Principal amount	Value
Argentina (Republic of) sr. unsec. unsub. bonds 6.625%, 7/6/28 (Argentina)		$200,000	$160,500
Argentina (Republic of) sr. unsec. unsub. notes 6.875%, 1/26/27 (Argentina)		225,000	185,625
Argentina (Republic of) 144A sr. unsec. notes 7.125%, 8/1/27 (Argentina)		535,000	410,613
Brazil (Federal Republic of) sr. unsec. unsub. notes 4.25%, 1/7/25 (Brazil)		470,000	474,113
Buenos Aires (Province of) sr. unsec. unsub. bonds Ser. REGS, 7.875%, 6/15/27 (Argentina)		275,000	222,750
Buenos Aires (Province of) sr. unsec. unsub. notes Ser. REGS, 6.50%, 2/15/23 (Argentina)		255,000	218,663
Buenos Aires (Province of) unsec. FRN (Argentina Deposit Rates BADLAR + 3.83%), 50.913%, 5/31/22 (Argentina)	ARS	13,300,000	368,949
Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%, 6/15/27 (Argentina)		$1,510,000	1,223,100
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%, 3/16/24 (Argentina)		735,000	670,109
Cordoba (Province of) sr. unsec. unsub. notes Ser. REGS, 7.45%, 9/1/24 (Argentina)		1,256,000	1,039,340
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 1/15/24 (Indonesia)		1,005,000	1,097,963
Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)		300,000	312,750
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Ivory Coast)		555,000	494,644
Ivory Coast (Republic of) 144A sr. unsec. bonds 6.125%, 6/15/33 (Ivory Coast)		1,700,000	1,517,171
Ivory Coast (Republic of) 144A sr. unsec. notes 5.25%, 3/22/30 (Ivory Coast)	EUR	190,000	201,890
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)		$1,495,000	1,570,535
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)		495,000	482,198
Turkey (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)		410,000	379,250
United Mexican States sr. unsec. unsub. notes 4.15%, 3/28/27 (Mexico)		1,310,000	1,289,950
Venezuela (Republic of) sr. unsec. notes 7.65%, 4/21/25 (Venezuela) (In default)(NON)		815,000	256,725

Total foreign government and agency bonds and notes (cost $13,898,370)			$12,576,838

WARRANTS (0.9%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Bank of Shanghai Co., Ltd. 144A (China)(NON)	12/12/19	$0.00	2,573,580	$4,417,553
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. 144A (China)(NON)	2/25/20	0.00	368,800	1,225,353
Gree Electric Appliances of Zhuhai, Inc. 144A (China)(NON)	8/29/19	0.00	775,852	4,830,635
Guangdong Kangmei Pharmaceutic 144A (China)(NON)	12/12/19	0.00	766,559	667,616
Halcon Resources Corp.	9/9/20	14.04	8,737	175

Total warrants (cost $11,824,667)				$11,141,332

PURCHASED SWAP OPTIONS OUTSTANDING (—%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/ Maturity date	Expiration date/ strike	Notional/ Contract amount	Value
Bank of America N.A.
(2.785)/3 month USD-LIBOR-BBA/Jan-47	Jan-27/2.785	$833,400	$81,690
2.785/3 month USD-LIBOR-BBA/Jan-47	Jan-27/2.785	833,400	67,697

Total purchased swap options outstanding (cost $111,956)			$149,387

PURCHASED OPTIONS OUTSTANDING (0.3%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Bank of America N.A.
GBP/USD (Call)	Jul-19/$1.37	30,816,304	GBP	23,495,200	$411,274
SPDR S&P 500 ETF Trust (Put)	Nov-19/240.00	$34,614,204		128,234	831,690
SPDR S&P 500 ETF Trust (Put)	Oct-19/240.00	29,836,713		110,535	666,413
Citibank, N.A.
SPDR S&P 500 ETF Trust (Put)	Jan-20/230.00	31,251,956		115,778	691,238
SPDR S&P 500 ETF Trust (Put)	Aug-19/235.00	29,820,517		110,475	409,289
Goldman Sachs International
USD/CNH (Call)	Apr-19/CNH 7.00	35,562,800		35,562,800	38,657
JPMorgan Chase Bank N.A.
SPDR S&P 500 ETF Trust (Put)	Sep-19/$240.00	29,743,587		110,190	591,657
SPDR S&P 500 ETF Trust (Put)	Dec-19/215.00	34,584,241		128,123	466,969

Total purchased options outstanding (cost $6,335,678)					$4,107,187

CONVERTIBLE BONDS AND NOTES (—%)(a)
	Principal amount	Value
CHC Group, LLC/CHC Finance Ltd. cv. notes Ser. AI, zero %, 10/1/20 (acquired 2/2/17, cost $75,429) (Cayman Islands)(RES)	$96,895	$77,516

Total convertible bonds and notes (cost $81,585)		$77,516

SHORT-TERM INVESTMENTS (37.7%)(a)
		Principal amount/ shares	Value
Alpine Securitization, LLC commercial paper zero%, 4/10/19		$7,750,000	$7,753,005
Atlantic Asset Securitization, LLC asset backed commercial paper 2.831%, 4/8/19		7,500,000	7,462,494
Bank of Nova Scotia (The) commercial paper 2.618%, 2/4/19		5,000,000	4,998,666
Barclays Bank PLC CCP asset backed commercial paper 2.762%, 3/7/19		6,440,000	6,423,972
BPCE SA commercial paper 2.492%, 2/8/19		6,500,000	6,496,547
Chariot Funding, LLC asset backed commercial paper 2.506%, 2/11/19		7,674,000	7,668,243
Collateralized Commercial Paper II Co., LLC asset backed commercial paper 2.766%, 3/22/19		4,400,000	4,384,252
Liberty Street Funding, LLC asset backed commercial paper 2.840%, 3/13/19		4,000,000	3,988,397
Manhattan Asset Funding Co., LLC asset backed commercial paper 2.551%, 3/22/19		4,142,000	4,127,101
Manhattan Asset Funding Co., LLC asset backed commercial paper 2.476%, 2/27/19		5,000,000	4,990,609
MetLife Short Term Funding, LLC asset backed commercial paper 2.716%, 3/27/19		6,989,001	6,961,773
Mitsubishi UFJ Trust & Banking Corp. commercial paper 2.810%, 4/4/19		7,000,000	6,968,298
Nationwide Building Society commercial paper 2.805%, 5/10/19		2,349,000	2,330,558
Putnam Cash Collateral Pool, LLC 2.65%(AFF)	Shares	62,236,225	62,236,225
Putnam Short Term Investment Fund 2.65%(AFF)	Shares	243,391,668	243,391,668
Regency Markets No. 1, LLC asset backed commercial paper 2.555%, 2/7/19		$6,500,000	6,496,904
Regency Markets No. 1, LLC asset backed commercial paper 2.525%, 2/14/19		6,500,000	6,493,741
Simon Property Group LP commercial paper 2.580%, 3/5/19		7,000,000	6,983,920
Societe Generale SA commercial paper 2.779%, 4/3/19		4,250,000	4,231,416
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.32%(P)	Shares	140,000	140,000
U.S. Treasury Bills 2.547%, 6/13/19(SEG)(SEGSF)(SEGCCS)		$17,243,001	17,092,273
U.S. Treasury Bills 2.539%, 6/6/19(SEG)		346,000	343,138
U.S. Treasury Bills 2.434%, 5/23/19(SEGSF)(SEGCCS)		11,275,000	11,192,608
U.S. Treasury Bills 2.480%, 4/18/19(SEG)(SEGSF)(SEGCCS)		9,699,000	9,650,675
U.S. Treasury Bills 2.457%, 5/9/19(SEG)		1,980,000	1,967,302
U.S. Treasury Bills 2.479%, 4/11/19(SEG)(SEGSF)(SEGCCS)		14,974,000	14,906,231
U.S. Treasury Bills 2.393%, 3/21/19(SEG)(SEGSF)(SEGCCS)		8,967,000	8,938,903
U.S. Treasury Bills 2.380%, 3/7/19(SEG)(SEGSF)(SEGCCS)		13,858,000	13,827,242
U.S. Treasury Bills 2.407%, 3/14/19		5,000	4,987
U.S. Treasury Bills zero%, 9/12/19(i)		267,000	262,915

Total short-term investments (cost $482,697,175)			$482,714,063
TOTAL INVESTMENTS

Total investments (cost $1,471,403,891)			$1,499,807,334

	FORWARD CURRENCY CONTRACTS at 1/31/19 (aggregate face value $403,710,132) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Brazilian Real	Sell	4/2/19	$26,518	$1,736	$(24,782)
		Euro	Sell	3/20/19	7,123,567	7,151,576	28,009
		Japanese Yen	Sell	2/20/19	8,336,855	8,304,902	(31,953)
		New Zealand Dollar	Buy	4/17/19	3,536,711	3,477,696	59,015
		Norwegian Krone	Buy	3/20/19	7,370,138	7,282,132	88,006
		South Korean Won	Buy	2/20/19	4,281,760	4,286,692	(4,932)
		South Korean Won	Sell	2/20/19	4,281,760	4,184,929	(96,831)
	Barclays Bank PLC
		Australian Dollar	Buy	4/17/19	4,311,316	4,154,621	156,695
		British Pound	Buy	3/20/19	3,543,064	3,489,125	53,939
		Canadian Dollar	Sell	4/17/19	7,011,107	6,935,672	(75,435)
		Euro	Sell	3/20/19	3,933,754	3,917,906	(15,848)
		Japanese Yen	Sell	2/20/19	3,467,915	3,445,532	(22,383)
		Norwegian Krone	Buy	3/20/19	8,404,863	8,392,285	12,578
		Singapore Dollar	Buy	2/20/19	4,265,732	4,190,622	75,110
		Singapore Dollar	Sell	2/20/19	4,265,732	4,193,506	(72,226)
	Citibank, N.A.
		Australian Dollar	Buy	4/17/19	3,590,228	3,461,237	128,991
		British Pound	Sell	3/20/19	3,489,034	3,500,421	11,387
		Canadian Dollar	Sell	4/17/19	235,971	214,901	(21,070)
		Euro	Sell	3/20/19	4,326,808	4,325,876	(932)
		Japanese Yen	Sell	2/20/19	7,141,467	7,070,098	(71,369)
		Norwegian Krone	Sell	3/20/19	1,843,880	1,779,655	(64,225)
		South Korean Won	Buy	2/20/19	4,228,408	4,180,368	48,040
		South Korean Won	Sell	2/20/19	4,228,408	4,215,690	(12,718)
	Credit Suisse International
		Australian Dollar	Buy	4/17/19	3,578,077	3,548,095	29,982
		Euro	Sell	3/20/19	1,123,322	1,087,191	(36,131)
		Japanese Yen	Sell	2/20/19	2,477,373	2,396,126	(81,247)
	Goldman Sachs International
		Australian Dollar	Buy	4/17/19	1,676,765	1,636,686	40,079
		Brazilian Real	Buy	4/2/19	33,700	152,784	(119,084)
		British Pound	Sell	3/20/19	778,102	758,616	(19,486)
		Canadian Dollar	Sell	4/17/19	480,709	465,483	(15,226)
		Chinese Yuan (Offshore)	Buy	2/20/19	1,097,671	1,068,137	29,534
		Euro	Sell	3/20/19	7,748,247	7,742,598	(5,649)
		Japanese Yen	Sell	2/20/19	3,469,895	3,452,157	(17,738)
		New Taiwan Dollar	Buy	2/20/19	4,223,739	4,247,945	(24,206)
		New Taiwan Dollar	Sell	2/20/19	4,223,739	4,211,349	(12,390)
		New Zealand Dollar	Buy	4/17/19	6,861,950	6,788,981	72,969
		Norwegian Krone	Buy	3/20/19	24,175,718	23,987,403	188,315
		Swedish Krona	Sell	3/20/19	3,829,081	3,909,322	80,241
	HSBC Bank USA, National Association
		Australian Dollar	Buy	4/17/19	29,178	24,880	4,298
		British Pound	Buy	3/20/19	7,145,678	6,928,752	216,926
		Chinese Yuan (Offshore)	Buy	2/20/19	1,800,848	1,706,544	94,304
		Euro	Sell	3/20/19	10,415,061	10,418,793	3,732
		Japanese Yen	Sell	2/20/19	2,623,109	2,485,057	(138,052)
		New Zealand Dollar	Buy	4/17/19	3,497,809	3,440,554	57,255
		Norwegian Krone	Buy	3/20/19	5,712,906	5,731,508	(18,602)
		Swedish Krona	Buy	3/20/19	1,575,313	1,581,503	(6,190)
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	4/17/19	3,483,994	3,433,523	50,471
		British Pound	Buy	3/20/19	6,456,180	6,283,525	172,655
		Canadian Dollar	Sell	4/17/19	6,356,641	6,155,288	(201,353)
		Euro	Sell	3/20/19	23,345,963	23,339,903	(6,060)
		Japanese Yen	Sell	2/20/19	3,304,574	3,359,089	54,515
		Norwegian Krone	Buy	3/20/19	17,205,180	17,193,217	11,963
		Singapore Dollar	Buy	2/20/19	4,291,888	4,222,213	69,675
		Singapore Dollar	Sell	2/20/19	4,291,888	4,185,283	(106,605)
		Swedish Krona	Sell	3/20/19	6,192,971	6,314,684	121,713
		Swiss Franc	Sell	3/20/19	997,349	1,002,615	5,266
	NatWest Markets PLC
		Australian Dollar	Buy	4/17/19	10,423,894	10,109,218	314,676
		British Pound	Buy	3/20/19	3,555,552	3,455,341	100,211
		Canadian Dollar	Sell	4/17/19	3,505,401	3,467,719	(37,682)
		Euro	Buy	3/20/19	7,435,620	7,435,874	(254)
		Euro	Sell	3/20/19	7,416,087	7,442,372	26,285
		Japanese Yen	Sell	2/20/19	1,891,455	1,843,513	(47,942)
		Norwegian Krone	Sell	3/20/19	1,818,455	1,676,130	(142,325)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	4/17/19	3,522,049	3,455,731	66,318
		Australian Dollar	Sell	4/17/19	3,501,309	3,466,372	(34,937)
		British Pound	Sell	3/20/19	3,046,414	2,917,155	(129,259)
		Canadian Dollar	Sell	4/17/19	13,434,383	13,004,182	(430,201)
		Euro	Sell	3/20/19	14,549,650	14,522,645	(27,005)
		Japanese Yen	Sell	2/20/19	6,902,715	6,837,773	(64,942)
		New Zealand Dollar	Sell	4/17/19	56,692	20,471	(36,221)
		Norwegian Krone	Buy	3/20/19	17,679,391	17,798,920	(119,529)
		Swedish Krona	Sell	3/20/19	2,801,820	2,862,572	60,752
	UBS AG
		British Pound	Sell	3/20/19	4,552,795	4,438,946	(113,849)
		Euro	Sell	3/20/19	7,478,590	7,454,352	(24,238)
		Norwegian Krone	Buy	3/20/19	6,914,473	6,901,415	13,058
		Swedish Krona	Sell	3/20/19	2,174,969	2,204,305	29,336
	WestPac Banking Corp.
		Australian Dollar	Buy	4/17/19	3,501,311	3,471,704	29,607
		New Zealand Dollar	Buy	4/17/19	3,571,252	3,506,440	64,812

	Unrealized appreciation						2,670,718

	Unrealized (depreciation)						(2,531,107)

	Total						$139,611
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 1/31/19 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
S&P 500 Index E-Mini (Short)	2,920	$394,798,600	$394,857,000	Mar-19	$(5,581,861)
S&P Mid Cap 400 Index E-Mini (Long)	897	164,634,483	164,698,170	Mar-19	6,770,216
Tokyo Price Index (Long)	226	32,522,629	32,533,211	Mar-19	(118,161)
U.S. Treasury Note 2 yr (Long)	4,662	989,873,723	989,873,723	Mar-19	2,201,918
U.S. Treasury Note 10 yr (Long)	3,697	452,766,969	452,766,969	Mar-19	11,603,497

Unrealized appreciation					20,575,631

Unrealized (depreciation)					(5,700,022)

Total					$14,875,609

WRITTEN OPTIONS OUTSTANDING at 1/31/19 (premiums $314,449) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Bank of America N.A.
GBP/USD (Call)	Jul-19/$1.47	$46,224,391	GBP	35,242,750	$64,575
Goldman Sachs International
USD/CNH (Call)	Apr-19/CNH 7.20	35,562,800		$35,562,800	10,100
UBS AG
SPDR S&P 500 ETF Trust (Call)	Feb-19/$282.00	39,127,433		144,954	49,284

Total					$123,959

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 1/31/19 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/ Floating rate index/ Maturity date	Expiration date/ strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
(2.647)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	$1,389,000	$(54,310)	$(3,222)
2.647/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	1,389,000	(54,310)	(13,723)
Citibank, N.A.
(2.654)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	1,389,000	(54,310)	(3,445)
2.654/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	1,389,000	(54,310)	(13,543)
Goldman Sachs International
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	166,600	(21,033)	(1,416)
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	166,600	(21,033)	(3,515)
JPMorgan Chase Bank N.A.
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	833,400	(116,363)	(39,987)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	833,400	(116,363)	(40,203)

Unrealized appreciation				—

Unrealized (depreciation)				(119,054)

Total				$(119,054)

TBA SALE COMMITMENTS OUTSTANDING at 1/31/19 (proceeds receivable $94,500,195) (Unaudited)
Agency	Principal amount	Settlement date	Value
Federal Home Loan Mortgage Corporation, 4.50%, 2/1/49	$2,000,000	1/13/19	$2,079,844
Federal National Mortgage Association, 4.50%, 2/1/49	8,000,000	1/13/19	8,315,625
Federal National Mortgage Association, 3.50%, 2/1/49	38,000,000	1/13/19	38,062,343
Federal National Mortgage Association, 3.00%, 2/1/49	47,000,000	1/13/19	46,177,500

Total			$94,635,312

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/19 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$14,513,000	$15,355		$33,108	1/16/21	3 month USD-LIBOR-BBA — Quarterly	2.663% — Semiannually	$46,641
		276,000	29,565		(9)	11/8/48	3 month USD-LIBOR-BBA — Quarterly	3.312% — Semiannually	29,974
		6,310,500	196,522	(E)	(132,776)	3/18/49	3 month USD-LIBOR-BBA — Quarterly	2.95% — Semiannually	63,745
		39,289,100	653,535	(E)	(259,335)	3/18/29	3 month USD-LIBOR-BBA — Quarterly	2.85% — Semiannually	394,200
		103,937,900	1,336,953	(E)	695,446	3/18/24	2.80% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(641,508)
		286,064,600	921,414	(E)	525,586	3/18/21	2.75% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(395,828)
		83,755,000	685,786	(E)	(172,531)	3/20/24	2.70% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(858,317)
		49,369,000	1,039,563	(E)	(208,824)	3/20/29	3 month USD-LIBOR-BBA — Quarterly	2.90% — Semiannually	830,739
		5,986,000	63,625		(79)	1/2/29	3 month USD-LIBOR-BBA — Quarterly	2.779% — Semiannually	62,994
		8,505,000	11,881		(113)	1/4/29	3 month USD-LIBOR-BBA — Quarterly	2.6745% — Semiannually	10,347
		4,871,000	23,668		(65)	1/7/29	2.604% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	24,602
		5,738,500	21,933		(76)	1/8/29	3 month USD-LIBOR-BBA — Quarterly	2.61591% — Semiannually	(23,145)
		5,738,500	20,877		(76)	1/8/29	3 month USD-LIBOR-BBA — Quarterly	2.618% — Semiannually	(22,081)
		10,412,000	14,629		(138)	1/9/29	2.675% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(13,183)
		4,177,000	25,910		(55)	1/15/29	2.7295% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(25,535)
		4,470,000	7,715		(17)	1/16/21	2.698% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(7,236)
		4,976,000	20,476		(40)	1/16/24	2.6175% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(19,798)
		5,849,000	53,407		(78)	1/18/29	3 month USD-LIBOR-BBA — Quarterly	2.7625% — Semiannually	52,840
		5,659,000	67,099		(75)	1/22/29	2.793% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(66,785)
		5,602,000	60,440		(74)	1/24/29	2.7815% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(60,084)
		4,165,000	52,400		(55)	1/25/29	3 month USD-LIBOR-BBA — Quarterly	2.8015% — Semiannually	52,046
		4,086,000	31,634		(54)	1/28/29	2.747% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(31,368)
		6,662,000	70,431		(88)	1/29/29	3 month USD-LIBOR-BBA — Quarterly	2.777% — Semiannually	69,843
		17,281,000	17,869	(E)	(65)	4/30/20	3 month USD-LIBOR-BBA — Quarterly	2.75299% — Semiannually	17,803
		17,281,000	17,488	(E)	(65)	4/30/20	3 month USD-LIBOR-BBA — Quarterly	2.75072% — Semiannually	17,423
		4,251,000	36,406		(56)	2/1/29	3 month USD-LIBOR-BBA — Quarterly	2.7565% — Semiannually	36,349
		4,994,000	20,765		(66)	2/4/29	3 month USD-LIBOR-BBA — Quarterly	2.7055% — Semiannually	20,699
	AUD	133,333,000	896,508	(E)	56,980	3/20/24	2.35% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(839,527)
	AUD	1,546,000	20,911	(E)	3,153	3/20/29	2.70% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(17,759)
	CAD	47,963,000	290,344	(E)	47,376	3/20/24	2.40% — Semiannually	3 month CAD-BA-CDOR — Semiannually	(242,968)
	CAD	25,204,000	230,662	(E)	(62,168)	3/20/29	3 month CAD-BA-CDOR — Semiannually	2.55% — Semiannually	168,493
	CHF	20,713,000	85,210	(E)	(1,689)	3/20/24	— Annually	0.20% plus 6 month CHF-LIBOR-BBA — Semiannually	(86,899)
	CHF	30,203,000	352,249	(E)	103,314	3/20/29	6 month CHF-LIBOR-BBA — Semiannually	0.35% — Annually	455,564
	EUR	136,518,000	1,132,249	(E)	(10,778)	3/20/24	6 month EUR-EURIBOR-REUTERS — Semiannually	0.30% — Annually	1,121,470
	EUR	122,419,000	2,884,246	(E)	(43,476)	3/20/29	6 month EUR-EURIBOR-REUTERS — Semiannually	0.90% — Annually	2,840,769
	GBP	27,745,000	244,543	(E)	(89,805)	3/20/24	6 month GBP-LIBOR-BBA — Semiannually	1.40% — Semiannually	154,738
	GBP	29,522,000	468,447	(E)	(186,662)	3/20/29	6 month GBP-LIBOR-BBA — Semiannually	1.55% — Semiannually	281,785
	NOK	611,291,000	68,203	(E)	(86,909)	3/20/24	1.85% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	(155,113)
	NOK	33,145,000	30,029	(E)	4,957	3/20/29	6 month NOK-NIBOR-NIBR — Semiannually	2.15% — Annually	34,986
	NZD	84,214,000	662,066	(E)	(32,800)	3/20/24	2.35% — Semiannually	3 month NZD-BBR-FRA — Quarterly	(694,866)
	NZD	593,000	7,768	(E)	900	3/20/29	2.75% — Semiannually	3 month NZD-BBR-FRA — Quarterly	(6,867)
	SEK	601,962,000	287,198	(E)	(100,718)	3/20/24	0.55% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(387,908)
	SEK	3,647,000	4,878	(E)	1,203	3/20/29	1.15% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(3,675)

	Total				$82,208				$2,187,600
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/19 (Unaudited)
	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	$508,969,586	$519,630,406	$—	6/13/19	(3 month USD-LIBOR-BBA plus 0.10%) — Quarterly	A basket (MLFCF15) of common stocks — Quarterly*	$10,660,820
	508,968,705	520,192,440	—	6/13/19	3 month USD-LIBOR-BBA minus 0.07% — Quarterly	Russell 1000 Total Return Index — Quarterly	(11,223,735)
	Barclays Bank PLC
	108,651,805	111,134,196	—	7/26/19	3 month USD-LIBOR-BBA plus 0.11% — Quarterly	Russell 1000 Total Return Index — Quarterly	(2,447,685)
	2,880,272	2,888,163	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	9,791
	462,597	463,864	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	1,573
	174,695	175,173	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	593
	2,845,135	2,850,239	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	7,595
	891,884	893,484	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	2,381
	263,898	264,372	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	704
	15,127,651	15,145,360	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	33,964
	2,095,870	2,097,718	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	4,123
	985,809	985,112	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(750)
	16,492,812	16,468,000	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,674)
	210,698	206,302	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	2,692
	50,411	49,684	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(157)
	146,298	144,598	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(38)
	7,330	7,245	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(2)
	Citibank, N.A.
	497,170,551	506,354,968	—	11/26/19	(3 month USD-LIBOR-BBA plus 0.34%) — Quarterly	A basket (CGPUTQL2) of common stocks — Quarterly*	8,469,765
	1,184,361	1,320,623	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	ACI Worldwide, Inc. — Monthly	(134,627)
	1,587,525	1,818,857	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Aerojet Rocketdyne Holdings, Inc. — Monthly	(229,139)
	1,185,511	1,337,528	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Allscripts Healthcare Solutions, Inc. — Monthly	(150,381)
	4,394,586	4,797,776	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Ally Financial Inc — Monthly	(428,420)
	1,663,930	1,557,051	—	7/5/22	1 month USD-LIBOR-BBA minus 1.85% — Monthly	B&G Foods, Inc. — Monthly	103,436
	766,659	781,135	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Balchem Corporation — Monthly	(14,108)
	1,892,001	2,183,643	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Belden, Inc. — Monthly	(289,029)
	977,054	1,132,789	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Bruker Corp — Monthly	(154,385)
	4,587,912	4,851,189	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Cerner Corp. — Monthly	(256,943)
	1,830,588	1,881,505	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Coty, Inc. — Monthly	(48,390)
	261,178	390,847	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Diebold Nixdorf, Inc. — Monthly	(129,918)
	517,585	667,219	—	7/5/22	1 month USD-LIBOR-BBA minus 1.25% — Monthly	Ebix, Inc. — Monthly	(148,919)
	1,685,339	1,790,162	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Edgewell Personal Care — Monthly	(102,496)
	586,952	609,332	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Electronics for Imaging, Inc. — Monthly	(21,569)
	811,647	862,275	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Emcor Group Inc. — Monthly	(50,566)
	351,918	328,320	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	GTT Communications Inc — Monthly	21,015
	2,916,354	3,284,459	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Hanesbrands, Inc. — Monthly	(364,078)
	4,968,165	5,401,813	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Hasbro, Inc. — Monthly	(464,367)
	702,743	738,223	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Home BancShares — Monthly	(34,510)
	1,588,831	1,887,214	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	HubSpot, Inc. — Monthly	(296,189)
	3,114,941	3,507,631	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	ICON PLC — Monthly	(388,390)
	1,610,672	1,788,966	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Inogen, Inc. — Monthly	(176,069)
	1,713,895	1,667,494	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Instructure Inc — Monthly	48,768
	2,375,462	2,598,892	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Insulet Corp. — Monthly	(220,150)
	1,916,527	2,117,556	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Jabil, Inc. — Monthly	(198,383)
	6,858,717	7,030,274	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Kellogg Co. — Monthly	(162,087)
	626,898	688,990	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Kulicke & Soffa Industries — Monthly	(61,797)
	8,622,369	10,118,839	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Lam Research Corporation — Monthly	(1,487,153)
	2,458,290	2,484,037	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	MasTec, Inc. — Monthly	(22,353)
	1,280,095	1,409,833	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Medidata Solutions, Inc. — Monthly	(127,971)
	29,661,685	32,753,038	—	9/20/19	3 month USD-LIBOR-BBA minus 0.27% — Quarterly	MSCI Emerging Markets TR Net USD — Quarterly	(3,002,000)
	67,092,540	73,493,718	—	3/19/19	3 month USD-LIBOR-BBA plus 0.20% — Quarterly	MSCI Emerging Markets TR Net USD — Quarterly	(6,154,874)
	2,981,158	3,001,200	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Mylan NV — Monthly	(15,925)
	8,793,754	9,483,811	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Netapp Inc — Monthly	(677,914)
	827,928	877,366	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Omnicell, Inc. — Monthly	(48,295)
	2,823,346	3,351,133	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Oshkosh Corp. — Monthly	(523,888)
	1,004,522	1,164,537	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Paylocity Holding Corp. — Monthly	(158,629)
	1,465,248	1,658,866	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Pegasystems, Inc. — Monthly	(191,595)
	2,569,276	3,030,755	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	PerkinElmer, Inc. — Monthly	(460,275)
	1,403,859	1,246,684	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Prestige Brands Holdings, Inc. — Monthly	159,113
	1,646,817	1,692,324	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	PTC, Inc. — Monthly	(43,232)
	6,981,487	7,684,997	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Quintiles IMS Holdings, Inc. — Monthly	(693,871)
	7,955,659	8,659,515	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Ralph Lauren Corp. — Monthly	(692,871)
	1,560,991	1,693,484	—	7/5/22	1 month USD-LIBOR-BBA minus 0.65% — Monthly	Restoration Hardware Holdings, Inc. — Monthly	(130,886)
	152,803,992	156,744,579	—	11/26/19	3 month USD-LIBOR-BBA plus 0.25% — Quarterly	Russell 1000 Total Return Index — Quarterly	(3,313,242)
	4,087,748	2,847,513	—	7/5/22	1 month USD-LIBOR-BBA minus 1.30% — Monthly	Signet Jewelers, Ltd. — Monthly	1,205,375
	951,486	952,600	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	2,136
	457,062	457,597	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	1,026
	9,624,189	8,793,667	—	7/5/22	1 month USD-LIBOR-BBA minus 1.30% — Monthly	Tesla, Inc. — Monthly	842,159
	5,747,848	6,589,661	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Textron Inc — Monthly	(833,876)
	2,014,653	2,192,235	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Timken Company — Monthly	(174,800)
	1,958,750	2,884,792	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Triumph Group, Inc. — Monthly	(923,338)
	3,690,258	3,867,534	—	7/5/22	1 month USD-LIBOR-BBA minus 12.05% — Monthly	Ubiquiti Networks, Inc. — Monthly	(181,965)
	842,907	933,060	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Under Armour, Inc. Class C — Monthly	(88,989)
	5,526,721	5,984,524	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Varian Medical Systems, Inc. — Monthly	(450,171)
	Credit Suisse International
	658,354	659,124	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	1,478
	633,748	617,981	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(10,639)
	335,469	328,468	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(4,286)
	213,552	209,096	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(2,729)
	84,105	82,350	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(1,074)
	16,012	15,678	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(204)
	991,634	949,313	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(33,847)
	247,480	236,918	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(8,448)
	127,731	125,356	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,216)
	13,124	12,880	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(125)
	513,277	503,735	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	4,887
	Goldman Sachs International
	392,652,720	408,814,032	—	12/15/20	(1 month USD-LIBOR-BBA plus 0.44%) — Monthly	A basket (GSCBPUR1) of common stocks — Monthly*	15,890,983
	421,989,205	437,889,091	—	12/15/20	(1 month USD-LIBOR-BBA plus 0.45%) — Monthly	A basket (GSGLPW2L) of common stocks — Monthly*	15,499,178
	416,359,594	424,419,926	—	12/15/20	1 month USD-LIBOR-BBA minus 0.15% — Monthly	A basket (GSGLPW2S) of common stocks — Monthly*	(8,190,085)
	488,759,229	493,419,489	—	12/15/20	(1 month USD-LIBOR-BBA plus 0.50%) — Monthly	A basket (GSGLPWDL) of common stocks — Monthly*	4,741,906
	465,358,269	471,512,964	—	12/15/20	1 month USD-LIBOR-BBA minus 0.15% — Monthly	A basket (GSGLPWDS) of common stocks — Monthly*	(6,239,831)
	44,227,077	43,912,034	—	12/15/20	(0.20%) — Monthly	Goldman Sachs Cross Asset Trend Series 27 Excess Return Strategy — Monthly†††	(319,220)
	27,824,227	27,637,656	—	12/15/20	(0.30%) — Monthly	Goldman Sachs Volatility of Volatility Carry Series 69 Excess Return Strategy — Monthly†	(189,818)
	12,402,372	12,374,121	—	12/15/20	(0.45%) — Monthly	Goldman Sachs Volatility Carry US Enhanced 3x Excess Return Strategy — Monthly††	(30,422)
	12,254,730	12,226,815	—	12/15/20	(0.45%) — Monthly	Goldman Sachs Volatility Carry US Enhanced 3x Excess Return Strategy — Monthly††	(30,519)
	8,107,834	8,072,305	—	12/15/20	(0.30%) — Monthly	Goldman Sachs Volatility of Volatility Carry US Excess Return Strategy — Monthly†	(36,475)
	4,911,845	4,890,320	—	12/15/20	(0.30%) — Monthly	Goldman Sachs Volatility of Volatility Carry US Excess Return Strategy — Monthly†	(22,220)
	14,274,445	14,178,730	—	12/15/20	(0.30%) — Monthly	Goldman Sachs Volatility of Volatility Carry US Series 69 Excess Return Strategy — Monthly†	(97,738)
	70,609,263	70,162,608	—	12/15/20	(0.45%) — Monthly	Goldman Sachs Volatility Carry US Series 85 Excess Return Strategy — Monthly††	(461,659)
	13,086,563	13,938,127	—	12/12/19	1 month USD-LIBOR-BBA plus 0.21% — Monthly	MSCI Emerging Markets TR Net USD — Monthly	(833,739)
	434,843	435,352	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	976
	57,550	57,464	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(6)
	153,435	153,204	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(15)
	320,992	320,509	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(33)
	854,452	853,167	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(86)
	1,170,479	1,168,718	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(119)
	514,009	508,687	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	1,546
	438,440	429,291	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	5,601
	647,463	619,830	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(22,100)
	23,083	22,654	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(220)
	420,066	414,008	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(1,307)
	304,772	300,377	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(948)
	162,797	160,450	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(507)
	885	872	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(3)
	256,004	253,029	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(66)
	204,160	201,787	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(54)
	186,289	184,124	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(48)
	143,718	142,048	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(37)
	6,223	6,150	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(2)
	JPMorgan Chase Bank N.A.
	395,320,503	414,061,788	—	8/12/19	1 month USD-LIBOR-BBA minus 0.50% — Monthly	A basket (JPCMPTSH) of common stocks — Monthly*	(18,514,780)
	37,984,717	39,195,361	—	3/25/19	(1 month USD-LIBOR-BBA plus 0.30%) — Monthly	Energy Select Sector SPDR — Monthly	1,189,889
	165,521	162,444	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,576)
	147,649	144,904	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,406)
	36,169	35,497	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(344)
	JPMorgan Securities LLC
	139,566	136,094	—	1/12/45	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	2,343
	254,959	246,193	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(6,602)
	254,959	246,193	—	1/12/44	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	6,602
	505,230	483,668	—	1/12/45	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	17,245
	1,381,347	1,322,393	—	1/12/45	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	47,150
	UBS AG
	186,739,764	195,357,694	—	8/21/19	1 month USD-LIBOR-BBA — Monthly	MSCI Emerging Markets TR Net USD — Monthly	(8,488,091)

	Upfront premium received		—	Unrealized appreciation			58,986,813

	Upfront premium (paid)		—	Unrealized (depreciation)			(82,149,708)

		Total	$—			Total	$(23,162,895)
†	Replicates exposure to the difference between the implied and the realized volatility risk premium in the CBOE Volatility Index option market, with a delta hedge overlay.
††	Replicates exposure to the difference between the implied and the realized volatility risk premium on the S&P500 Index, with a delta hedge overlay.
†††	Provides synthetic exposure to assets in several asset classes (equity, credit, foreign exchange and interest rates). The Strategy is calculated on an "excess return" basis and does not include any synthetic interest rate return on a notional cash amount.
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (MLFCF15) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value
Alphabet, Inc. Class A	Communication Services	19,476	$21,928,322	4.22%
JPMorgan Chase & Co.	Financials	140,369	14,528,170	2.80%
Apple, Inc.	Information Technology	76,188	12,680,685	2.44%
Cisco Systems, Inc.	Information Technology	258,788	12,238,071	2.36%
Boeing Co. (The)	Industrials	31,732	12,236,302	2.35%
Home Depot, Inc. (The)	Consumer Discretionary	66,229	12,155,008	2.34%
Verizon Communications, Inc.	Communication Services	217,694	11,986,219	2.31%
Citigroup, Inc.	Financials	170,756	11,006,955	2.12%
Chevron Corp.	Energy	93,361	10,703,842	2.06%
International Business Machines Corp.	Information Technology	75,412	10,136,937	1.95%
Amazon.com, Inc.	Consumer Discretionary	5,876	10,099,207	1.94%
Starbucks Corp.	Consumer Discretionary	138,525	9,439,102	1.82%
Microsoft Corp.	Information Technology	85,176	8,894,890	1.71%
Coca-Cola Co. (The)	Consumer Staples	179,416	8,635,305	1.66%
Oracle Corp.	Information Technology	155,081	7,789,733	1.50%
PepsiCo, Inc.	Consumer Staples	68,864	7,758,906	1.49%
Adobe, Inc.	Information Technology	30,642	7,593,770	1.46%
Lowe's Cos., Inc.	Consumer Discretionary	71,439	6,869,557	1.32%
Medtronic PLC	Health Care	75,683	6,689,633	1.29%
Johnson & Johnson	Health Care	49,276	6,557,645	1.26%
Facebook, Inc. Class A	Communication Services	39,195	6,533,410	1.26%
Amgen, Inc.	Health Care	34,886	6,527,451	1.26%
ConocoPhillips	Energy	93,136	6,304,370	1.21%
Abbott Laboratories	Health Care	85,024	6,205,034	1.19%
Walgreens Boots Alliance, Inc.	Consumer Staples	77,712	5,615,445	1.08%
Merck & Co., Inc.	Health Care	73,304	5,456,041	1.05%
Lockheed Martin Corp.	Industrials	17,067	4,944,153	0.95%
Intuit, Inc.	Information Technology	22,495	4,854,914	0.93%
NXP Semiconductors NV	Information Technology	54,690	4,759,675	0.92%
MetLife, Inc.	Financials	104,086	4,753,601	0.91%
Eli Lilly & Co.	Health Care	38,525	4,617,600	0.89%
Honeywell International, Inc.	Industrials	32,028	4,600,244	0.89%
Intel Corp.	Information Technology	92,389	4,353,380	0.84%
Morgan Stanley	Financials	102,520	4,336,583	0.83%
Automatic Data Processing, Inc.	Information Technology	30,768	4,302,657	0.83%
United Continental Holdings, Inc.	Industrials	49,198	4,293,539	0.83%
Qualcomm, Inc.	Information Technology	84,426	4,180,753	0.80%
Mondelez International, Inc. Class A	Consumer Staples	90,138	4,169,762	0.80%
Booking Holdings, Inc.	Consumer Discretionary	2,234	4,094,932	0.79%
Valero Energy Corp.	Energy	45,387	3,985,868	0.77%
Cigna Corp.	Health Care	19,676	3,931,430	0.76%
Delta Air Lines, Inc.	Industrials	78,140	3,862,440	0.74%
AbbVie, Inc.	Health Care	47,115	3,782,901	0.73%
Exelon Corp.	Utilities	77,178	3,686,043	0.71%
LyondellBasell Industries NV	Materials	41,536	3,612,423	0.70%
Phillips 66	Energy	37,709	3,597,804	0.69%
HCA Healthcare, Inc.	Health Care	25,652	3,576,692	0.69%
Pfizer, Inc.	Health Care	81,562	3,462,287	0.67%
Ross Stores, Inc.	Consumer Discretionary	37,523	3,456,579	0.67%
Procter & Gamble Co. (The)	Consumer Staples	35,122	3,388,258	0.65%

A BASKET (CGPUTQL2) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value
JPMorgan Chase & Co.	Financials	130,970	$13,555,418	2.68%
Alphabet, Inc. Class A	Communication Services	11,254	12,671,327	2.50%
Starbucks Corp.	Consumer Discretionary	139,156	9,482,097	1.87%
TJX Cos., Inc. (The)	Consumer Discretionary	184,502	9,175,295	1.81%
Mondelez International, Inc. Class A	Consumer Staples	197,625	9,142,127	1.81%
Texas Instruments, Inc.	Information Technology	89,895	9,050,659	1.79%
Intuit, Inc.	Information Technology	41,549	8,967,195	1.77%
Apple, Inc.	Information Technology	53,747	8,945,677	1.77%
Microsoft Corp.	Information Technology	83,230	8,691,758	1.72%
Automatic Data Processing, Inc.	Information Technology	61,398	8,585,886	1.70%
Exelon Corp.	Utilities	176,502	8,429,741	1.66%
Coca-Cola Co. (The)	Consumer Staples	174,561	8,401,608	1.66%
Humana, Inc.	Health Care	26,976	8,335,417	1.65%
American Electric Power Co., Inc.	Utilities	102,924	8,143,378	1.61%
Lowe's Cos., Inc.	Consumer Discretionary	82,626	7,945,331	1.57%
Walt Disney Co. (The)	Communication Services	71,011	7,919,130	1.56%
Cognizant Technology Solutions Corp. Class A	Information Technology	111,553	7,773,025	1.54%
Northrop Grumman Corp.	Industrials	27,405	7,551,527	1.49%
Raytheon Co.	Industrials	45,797	7,545,503	1.49%
Occidental Petroleum Corp.	Energy	112,235	7,495,075	1.48%
Exxon Mobil Corp.	Energy	101,032	7,403,661	1.46%
Centene Corp.	Health Care	55,109	7,195,626	1.42%
Honeywell International, Inc.	Industrials	49,598	7,123,748	1.41%
Omnicom Group, Inc.	Communication Services	86,880	6,766,251	1.34%
American Express Co.	Financials	65,616	6,738,765	1.33%
Norfolk Southern Corp.	Industrials	39,846	6,683,802	1.32%
Johnson & Johnson	Health Care	49,897	6,640,249	1.31%
Comerica, Inc.	Financials	82,935	6,530,269	1.29%
Amazon.com, Inc.	Consumer Discretionary	3,718	6,391,084	1.26%
Cisco Systems, Inc.	Information Technology	125,945	5,955,930	1.18%
Citrix Systems, Inc.	Information Technology	55,978	5,739,981	1.13%
Pfizer, Inc.	Health Care	134,997	5,730,614	1.13%
Verizon Communications, Inc.	Communication Services	101,536	5,590,574	1.10%
VICI Properties, Inc.	Real Estate	258,572	5,567,063	1.10%
Fidelity National Information Services, Inc.	Information Technology	52,272	5,463,959	1.08%
F5 Networks, Inc.	Information Technology	33,138	5,333,500	1.05%
Allstate Corp. (The)	Financials	60,273	5,296,173	1.05%
Baxter International, Inc.	Health Care	72,462	5,252,794	1.04%
Marathon Petroleum Corp.	Energy	78,040	5,170,934	1.02%
Ross Stores, Inc.	Consumer Discretionary	54,492	5,019,810	0.99%
Merck & Co., Inc.	Health Care	65,332	4,862,659	0.96%
Facebook, Inc. Class A	Communication Services	28,925	4,821,491	0.95%
NXP Semiconductors NV	Information Technology	55,163	4,800,847	0.95%
Sysco Corp.	Consumer Staples	74,666	4,767,417	0.94%
AutoZone, Inc.	Consumer Discretionary	5,595	4,740,830	0.94%
Waste Management, Inc.	Industrials	48,244	4,615,471	0.91%
Kinder Morgan, Inc.	Energy	248,066	4,489,989	0.89%
AGNC Investment Corp.	Financials	250,661	4,489,342	0.89%
UnitedHealth Group, Inc.	Health Care	16,308	4,406,391	0.87%
Equity Residential Trust	Real Estate	60,385	4,381,517	0.87%

A BASKET (GSCBPUR1) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value
Danaher Corp.	Health Care	84,393	$9,360,881	2.29%
Intercontinental Exchange, Inc.	Financials	117,215	8,997,387	2.20%
Intuitive Surgical, Inc.	Health Care	16,422	8,599,303	2.10%
Becton Dickinson and Co. (BD)	Health Care	34,129	8,513,943	2.08%
Visa, Inc. Class A	Information Technology	61,069	8,244,904	2.02%
Bank of America Corp.	Financials	271,633	7,733,395	1.89%
Citigroup, Inc.	Financials	119,250	7,686,858	1.88%
Emerson Electric Co.	Industrials	115,916	7,589,022	1.86%
BlackRock, Inc.	Financials	17,731	7,359,722	1.80%
Kinder Morgan, Inc.	Energy	404,094	7,314,102	1.79%
Honeywell International, Inc.	Industrials	50,426	7,242,650	1.77%
McCormick & Co., Inc. (non-voting shares)	Consumer Staples	53,110	6,566,507	1.61%
Baxter International, Inc.	Health Care	88,785	6,435,997	1.57%
Amazon.com, Inc.	Consumer Discretionary	3,560	6,119,392	1.50%
NRG Energy, Inc.	Utilities	136,415	5,580,736	1.37%
Invesco, Ltd.	Financials	295,328	5,380,878	1.32%
Fortive Corp.	Industrials	67,954	5,095,899	1.25%
Roper Technologies, Inc.	Industrials	17,145	4,856,546	1.19%
Bio-Rad Laboratories, Inc. Class A	Health Care	18,542	4,633,155	1.13%
Vertex Pharmaceuticals, Inc.	Health Care	23,722	4,528,707	1.11%
O'Reilly Automotive, Inc.	Consumer Discretionary	12,996	4,479,176	1.10%
Cooper Cos., Inc. (The)	Health Care	15,839	4,415,292	1.08%
Costco Wholesale Corp.	Consumer Staples	20,093	4,312,610	1.05%
Alphabet, Inc. Class C	Communication Services	3,819	4,263,670	1.04%
Burlington Stores, Inc.	Consumer Discretionary	24,604	4,224,807	1.03%
Penumbra, Inc.	Health Care	28,662	4,170,609	1.02%
Assured Guaranty, Ltd.	Financials	102,136	4,142,637	1.01%
TJX Cos., Inc. (The)	Consumer Discretionary	82,188	4,087,198	1.00%
Service Corp. International	Consumer Discretionary	85,391	3,664,974	0.90%
KKR & Co., Inc. Class A	Financials	154,411	3,466,526	0.85%
SunTrust Banks, Inc.	Financials	55,248	3,282,824	0.80%
Ares Capital Corp.	Financials	197,690	3,222,344	0.79%
Arthur J. Gallagher & Co.	Financials	40,988	3,062,191	0.75%
Jazz Pharmaceuticals PLC	Health Care	24,148	3,039,959	0.74%
PepsiCo, Inc.	Consumer Staples	26,749	3,013,762	0.74%
American Financial Group, Inc.	Financials	30,790	2,937,093	0.72%
Investors Bancorp, Inc.	Financials	238,652	2,897,236	0.71%
ON Semiconductor Corp.	Information Technology	140,859	2,822,807	0.69%
Advance Auto Parts, Inc.	Consumer Discretionary	17,721	2,821,233	0.69%
Union Pacific Corp.	Industrials	17,649	2,807,499	0.69%
DTE Energy Co.	Utilities	23,783	2,800,417	0.69%
Cincinnati Financial Corp.	Financials	31,708	2,572,151	0.63%
Booking Holdings, Inc.	Consumer Discretionary	1,335	2,446,358	0.60%
American Electric Power Co., Inc.	Utilities	30,209	2,390,098	0.58%
Kimberly-Clark Corp.	Consumer Staples	20,512	2,284,659	0.56%
Starwood Property Trust, Inc.	Financials	101,999	2,252,131	0.55%
Charles Schwab Corp. (The)	Financials	47,723	2,232,013	0.55%
CMS Energy Corp.	Utilities	42,312	2,206,162	0.54%
Kraft Heinz Co. (The)	Consumer Staples	45,845	2,203,297	0.54%
Exelon Corp.	Utilities	45,662	2,180,827	0.53%

A BASKET (GSGLPW2L) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value
Rio Tinto PLC (United Kingdom)	Materials	80,448	$4,431,432	1.01%
BAE Systems PLC (United Kingdom)	Industrials	627,750	4,226,307	0.97%
BHP Billiton PLC (United Kingdom)	Materials	188,788	4,197,459	0.96%
Samsung Electronics Co., Ltd. (South Korea)	Information Technology	96,866	4,017,778	0.92%
Compagnie Generale des Etablissements Michelin SCA (France)	Consumer Discretionary	36,531	3,975,403	0.91%
Fiat Chrysler Automobiles NV (Italy)	Consumer Discretionary	229,306	3,925,177	0.90%
THK Co., Ltd. (Japan)	Industrials	164,546	3,896,317	0.89%
Legal & General Group PLC (United Kingdom)	Financials	1,128,322	3,850,146	0.88%
Kering SA (France)	Consumer Discretionary	7,622	3,826,404	0.87%
Macquarie Group, Ltd. (Australia)	Financials	44,674	3,794,228	0.87%
Allianz SE (Germany)	Financials	17,869	3,791,467	0.87%
GlaxoSmithKline PLC (United Kingdom)	Health Care	194,253	3,774,699	0.86%
Sumitomo Corp. (Japan)	Industrials	244,274	3,774,204	0.86%
SK Hynix, Inc. (South Korea)	Information Technology	56,670	3,763,876	0.86%
Dassault Systemes SA (France)	Information Technology	29,799	3,745,784	0.86%
Sandvik AB (Sweden)	Industrials	229,550	3,661,236	0.84%
Mizuho Financial Group, Inc. (Japan)	Financials	2,207,726	3,639,310	0.83%
Koninklijke Ahold Delhaize NV (Netherlands)	Consumer Staples	137,765	3,638,963	0.83%
Peugeot SA (France)	Consumer Discretionary	143,084	3,610,355	0.82%
Arkema SA (France)	Materials	37,605	3,578,015	0.82%
Eni SpA (Italy)	Energy	209,019	3,551,055	0.81%
Ashtead Group PLC (United Kingdom)	Industrials	137,087	3,477,673	0.79%
Hitachi, Ltd. (Japan)	Information Technology	109,443	3,432,214	0.78%
Deutsche Telekom AG (Germany)	Communication Services	210,511	3,427,611	0.78%
Galaxy Entertainment Group, Ltd. (Hong Kong)	Consumer Discretionary	496,824	3,419,080	0.78%
Shin-Etsu Chemical Co., Ltd. (Japan)	Materials	40,534	3,417,646	0.78%
Boliden AB (Sweden)	Materials	133,918	3,342,311	0.76%
ORIX Corp. (Japan)	Financials	218,878	3,298,360	0.75%
Shionogi & Co., Ltd. (Japan)	Health Care	53,627	3,294,571	0.75%
Carlsberg A/S Class B (Denmark)	Consumer Staples	27,646	3,167,014	0.72%
ABB, Ltd. (Switzerland)	Industrials	164,103	3,135,348	0.72%
ArcelorMittal SA (France)	Materials	133,201	3,086,640	0.70%
Porsche Automobil Holding SE (Preference) (Germany)	Consumer Discretionary	46,763	3,047,817	0.70%
Sony Corp. (Japan)	Consumer Discretionary	60,002	3,014,182	0.69%
BASF SE (Germany)	Materials	40,280	2,949,695	0.67%
Safran SA (France)	Industrials	21,914	2,879,173	0.66%
Astellas Pharma, Inc. (Japan)	Health Care	194,220	2,872,345	0.66%
Aena SME SA (Spain)	Industrials	16,567	2,866,723	0.65%
Namco Bandai Holdings, Inc. (Japan)	Consumer Discretionary	65,054	2,866,230	0.65%
Taisei Corp. (Japan)	Industrials	60,098	2,821,849	0.64%
Legrand SA (France)	Industrials	47,037	2,793,604	0.64%
Persimmon PLC (United Kingdom)	Consumer Discretionary	88,239	2,756,771	0.63%
KDDI Corp. (Japan)	Communication Services	106,332	2,660,503	0.61%
ACS Actividades de Construccion y Servicios SA (Spain)	Industrials	64,089	2,654,735	0.61%
Swedish Match AB (Sweden)	Consumer Staples	58,615	2,621,971	0.60%
Sanofi (France)	Health Care	30,085	2,617,411	0.60%
BlueScope Steel, Ltd. (Australia)	Materials	277,911	2,522,854	0.58%
Covestro AG (Germany)	Materials	45,327	2,505,882	0.57%
Repsol SA (Spain)	Energy	141,107	2,482,123	0.57%
Moncler SpA (Italy)	Consumer Discretionary	64,926	2,451,039	0.56%

A BASKET (GSGLPW2S) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value
Atlas Copco AB Class A (Sweden)	Industrials	155,620	$4,050,787	0.95%
LafargeHolcim, Ltd. (Switzerland)	Materials	85,833	4,034,278	0.95%
AIA Group, Ltd. (Hong Kong)	Financials	445,213	4,000,088	0.94%
Takeda Pharmaceutical Co., Ltd. (Japan)	Health Care	98,708	3,980,778	0.94%
Bunzl PLC (United Kingdom)	Industrials	122,069	3,853,808	0.91%
British Land Co., PLC (The) (United Kingdom)	Real Estate	510,722	3,852,271	0.91%
Pernod Ricard SA (France)	Consumer Staples	22,927	3,814,626	0.90%
Royal Dutch Shell PLC Class A (United Kingdom)	Energy	120,038	3,729,680	0.88%
HSBC Holdings PLC (United Kingdom)	Financials	442,509	3,719,023	0.88%
Air Liquide SA (France)	Materials	30,382	3,693,640	0.87%
Canon, Inc. (Japan)	Information Technology	128,684	3,682,089	0.87%
ITOCHU Corp. (Japan)	Industrials	200,295	3,665,238	0.86%
Commonwealth Bank of Australia (Australia)	Financials	71,584	3,649,009	0.86%
Airbus SE (France)	Industrials	31,642	3,638,762	0.86%
Ferrovial SA (Spain)	Industrials	161,285	3,621,742	0.85%
Singapore Telecommunications, Ltd. (Singapore)	Communication Services	1,601,758	3,597,449	0.85%
Telefonica SA (Spain)	Communication Services	415,997	3,577,629	0.84%
Daimler AG (Germany)	Consumer Discretionary	60,029	3,558,371	0.84%
Japan Tobacco, Inc. (Japan)	Consumer Staples	140,686	3,554,972	0.84%
Yara International ASA (Norway)	Materials	84,372	3,486,669	0.82%
Anheuser-Busch InBev SA/NV (Belgium)	Consumer Staples	44,576	3,407,004	0.80%
EssilorLuxottica SA (France)	Consumer Discretionary	26,777	3,399,695	0.80%
FANUC Corp. (Japan)	Industrials	20,073	3,386,379	0.80%
Prudential PLC (United Kingdom)	Financials	171,224	3,345,889	0.79%
Transurban Group (Units) (Australia)	Industrials	375,803	3,334,784	0.79%
Danone SA (France)	Consumer Staples	45,377	3,306,333	0.78%
Assicurazioni Generali SpA (Italy)	Financials	187,522	3,291,057	0.78%
Intesa Sanpaolo SpA (Italy)	Financials	1,429,737	3,272,572	0.77%
Orange SA (France)	Communication Services	208,667	3,249,131	0.77%
Misumi Group, Inc. (Japan)	Industrials	137,351	3,129,923	0.74%
Akzo Nobel NV (Netherlands)	Materials	36,171	3,127,813	0.74%
Credit Suisse Group AG (Switzerland)	Financials	253,598	3,071,245	0.72%
Fresnillo PLC (Mexico)	Materials	229,033	3,027,879	0.71%
Nissan Motor Co., Ltd. (Japan)	Consumer Discretionary	355,159	3,024,545	0.71%
Gamesa Corp Tecnologica SA (Spain)	Industrials	212,765	3,022,423	0.71%
Deutsche Bank AG (Germany)	Financials	336,550	2,991,306	0.70%
Compagnie Financiere Richemont SA (Switzerland)	Consumer Discretionary	42,780	2,950,292	0.70%
AstraZeneca PLC (United Kingdom)	Health Care	39,990	2,910,103	0.69%
National Grid PLC (United Kingdom)	Utilities	258,688	2,808,079	0.66%
Casio Computer Co., Ltd. (Japan)	Consumer Discretionary	197,305	2,623,359	0.62%
Vivendi SA (France)	Communication Services	102,046	2,604,137	0.61%
FamilyMart Co., Ltd. (Japan)	Consumer Staples	21,514	2,514,515	0.59%
Toray Industries, Inc. (Japan)	Materials	334,434	2,479,603	0.58%
LVMH Moet Hennessy Louis Vuitton SA (France)	Consumer Discretionary	7,684	2,466,455	0.58%
Antofagasta PLC (Chile)	Materials	212,812	2,434,947	0.57%
Kansai Paint Co., Ltd. (Japan)	Materials	138,494	2,430,615	0.57%
Mitsubishi Electric Corp. (Japan)	Industrials	193,108	2,422,946	0.57%
Japan Post Bank Co., Ltd. (Japan)	Financials	206,318	2,401,952	0.57%
UBS Group AG (Switzerland)	Financials	176,657	2,288,114	0.54%
Givaudan SA (Switzerland)	Materials	939	2,278,616	0.54%

A BASKET (GSGLPWDL) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value
Toronto-Dominion Bank (Canada)	Financials	72,374	$4,076,012	0.83%
Canadian Imperial Bank of Commerce (Canada)	Financials	48,018	4,071,425	0.83%
National Bank of Canada (Canada)	Financials	86,025	4,046,068	0.82%
Cummins, Inc.	Industrials	27,336	4,021,401	0.82%
Eni SpA (Italy)	Energy	236,629	4,010,146	0.81%
Exelon Corp.	Utilities	83,706	3,997,780	0.81%
Citrix Systems, Inc.	Information Technology	38,929	3,991,743	0.81%
OGE Energy Corp.	Utilities	96,082	3,934,555	0.80%
Swisscom AG (Switzerland)	Communication Services	8,084	3,869,406	0.78%
Swiss Life Holding AG (Switzerland)	Financials	9,362	3,853,060	0.78%
Annaly Capital Management, Inc.	Financials	362,813	3,787,763	0.77%
Red Electrica Corporacion SA (Spain)	Utilities	159,928	3,679,374	0.75%
Repsol SA (Spain)	Energy	205,897	3,612,816	0.73%
NN Group NV (Netherlands)	Financials	84,450	3,568,757	0.72%
Telia Company AB (Sweden)	Communication Services	781,348	3,400,561	0.69%
Amgen, Inc.	Health Care	18,006	3,369,175	0.68%
Royal Bank of Canada (Canada)	Financials	44,120	3,358,458	0.68%
Rio Tinto PLC (United Kingdom)	Materials	60,583	3,327,409	0.67%
Xcel Energy, Inc.	Utilities	62,081	3,250,546	0.66%
CH Robinson Worldwide, Inc.	Industrials	37,396	3,244,827	0.66%
Paychex, Inc.	Information Technology	45,476	3,219,730	0.65%
Endesa SA (Spain)	Utilities	128,606	3,211,967	0.65%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	Financials	14,398	3,205,370	0.65%
Dexus Property Group (Australia)	Real Estate	371,731	3,102,027	0.63%
Ageas (Belgium)	Financials	65,936	3,062,586	0.62%
AGNC Investment Corp.	Financials	163,834	2,934,259	0.59%
AMETEK, Inc.	Industrials	40,087	2,922,338	0.59%
Mizuho Financial Group, Inc. (Japan)	Financials	1,753,022	2,887,235	0.59%
Enagas SA (Spain)	Energy	97,317	2,832,636	0.57%
Capital One Financial Corp.	Financials	34,599	2,788,298	0.57%
WEC Energy Group, Inc.	Utilities	36,362	2,655,507	0.54%
Baloise Holding AG (Switzerland)	Financials	17,133	2,648,093	0.54%
Raytheon Co.	Industrials	16,015	2,638,673	0.53%
CIT Group, Inc.	Financials	56,672	2,617,684	0.53%
Japan Post Bank Co., Ltd. (Japan)	Financials	223,462	2,599,275	0.53%
Pernod Ricard SA (France)	Consumer Staples	15,592	2,587,780	0.52%
CGI Group, Inc. Class A (Canada)	Information Technology	39,133	2,587,258	0.52%
Givaudan SA (Switzerland)	Materials	1,062	2,571,422	0.52%
Eaton Corp. PLC	Industrials	33,615	2,563,152	0.52%
Roche Holding AG (Switzerland)	Health Care	9,444	2,506,788	0.51%
Partners Group Holding AG (Switzerland)	Financials	3,647	2,502,687	0.51%
GPT Group (Australia)	Real Estate	586,620	2,473,202	0.50%
Pentair PLC	Industrials	59,800	2,463,182	0.50%
Sun Hung Kai Properties, Ltd. (Hong Kong)	Real Estate	147,182	2,460,802	0.50%
Citizens Financial Group, Inc.	Financials	70,832	2,402,605	0.49%
Diageo PLC (United Kingdom)	Consumer Staples	62,295	2,370,684	0.48%
Hershey Co. (The)	Consumer Staples	22,315	2,367,597	0.48%
People's United Financial, Inc.	Financials	143,457	2,349,825	0.48%
Automatic Data Processing, Inc.	Information Technology	16,683	2,332,922	0.47%
Kyushu Railway Co. (Japan)	Industrials	68,314	2,326,779	0.47%

A BASKET (GSGLPWDS) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value
Vornado Realty Trust	Real Estate	56,648	$3,960,249	0.84%
Alexandria Real Estate Equities, Inc.	Real Estate	30,058	3,958,921	0.84%
Becton Dickinson and Co. (BD)	Health Care	15,561	3,881,970	0.82%
Daimler AG (Germany)	Consumer Discretionary	64,748	3,828,569	0.81%
Coca-Cola Co. (The)	Consumer Staples	78,061	3,757,099	0.80%
Banco Santander SA (Spain)	Financials	748,705	3,540,993	0.75%
Prologis, Inc.	Real Estate	50,883	3,519,075	0.75%
ABB, Ltd. (Switzerland)	Industrials	184,430	3,515,374	0.75%
Westpac Banking Corp. (Australia)	Financials	188,899	3,370,974	0.71%
Koninklijke KPN NV (Netherlands)	Communication Services	1,093,739	3,363,839	0.71%
AIA Group, Ltd. (Hong Kong)	Financials	374,018	3,360,232	0.71%
Camden Property Trust	Real Estate	34,071	3,303,161	0.70%
Zurich Insurance Group AG (Switzerland)	Financials	10,279	3,221,921	0.68%
Gartner, Inc.	Information Technology	22,913	3,113,699	0.66%
Mitsubishi Estate Co., Ltd. (Japan)	Real Estate	169,136	2,988,307	0.63%
Danone SA (France)	Consumer Staples	40,301	2,929,188	0.62%
Fortis, Inc. (Canada)	Utilities	81,702	2,913,764	0.62%
Welltower, Inc.	Real Estate	37,318	2,891,760	0.61%
DBS Group Holdings, Ltd. (Singapore)	Financials	162,044	2,879,285	0.61%
Fidelity National Information Services, Inc.	Information Technology	27,485	2,872,976	0.61%
Telefonica SA (Spain)	Communication Services	325,033	2,788,382	0.59%
United Parcel Service, Inc. Class B	Industrials	25,734	2,712,313	0.58%
Svenska Handelsbanken AB (Sweden)	Financials	249,013	2,702,486	0.57%
Mid-America Apartment Communities, Inc.	Real Estate	26,616	2,695,682	0.57%
Iron Mountain, Inc.	Real Estate	71,332	2,653,567	0.56%
Ventas, Inc.	Real Estate	39,419	2,542,115	0.54%
Southern Co. (The)	Utilities	51,533	2,504,493	0.53%
SBA Communications Corp.	Real Estate	13,671	2,495,403	0.53%
Compagnie Financiere Richemont SA (Switzerland)	Consumer Discretionary	36,241	2,493,464	0.53%
Commonwealth Bank of Australia (Australia)	Financials	48,300	2,454,508	0.52%
Prudential PLC (United Kingdom)	Financials	124,766	2,430,913	0.52%
Essity AB Class B (Sweden)	Consumer Staples	87,661	2,423,955	0.51%
Deere & Co.	Industrials	14,723	2,414,559	0.51%
American Tower Corp.	Real Estate	13,617	2,353,553	0.50%
Sumitomo Realty & Development Co., Ltd. (Japan)	Real Estate	61,091	2,329,221	0.49%
Tokyu Corp. (Japan)	Industrials	134,838	2,302,493	0.49%
Panasonic Corp. (Japan)	Consumer Discretionary	235,151	2,292,678	0.49%
Boston Properties, Inc.	Real Estate	17,358	2,288,997	0.49%
NiSource, Inc.	Utilities	83,598	2,280,546	0.48%
Anheuser-Busch InBev SA/NV (Belgium)	Consumer Staples	28,852	2,199,754	0.47%
Crown Castle International Corp.	Real Estate	18,724	2,191,796	0.46%
DowDuPont, Inc.	Materials	40,606	2,184,997	0.46%
Vertex Pharmaceuticals, Inc.	Health Care	11,408	2,177,815	0.46%
Nordea Bank ABP (Finland)	Financials	238,873	2,169,258	0.46%
Wells Fargo & Co.	Financials	44,203	2,161,980	0.46%
Nokia OYJ (Finland)	Information Technology	340,956	2,149,542	0.46%
Credit Agricole SA (France)	Financials	186,791	2,129,243	0.45%
NGK Insulators, Inc. (Japan)	Industrials	136,552	2,093,573	0.44%
Charter Communications, Inc. Class A	Communication Services	6,281	2,079,329	0.44%
TransUnion	Industrials	34,039	2,070,282	0.44%

A BASKET (JPCMPTSH) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value
Abbott Laboratories	Health Care	133,888	$9,771,158	2.36%
CME Group, Inc.	Financials	52,497	9,569,081	2.31%
Stryker Corp.	Health Care	51,718	9,183,554	2.22%
Thermo Fisher Scientific, Inc.	Health Care	37,093	9,112,712	2.20%
3M Co.	Industrials	42,570	8,526,700	2.06%
Medtronic PLC	Health Care	94,943	8,392,040	2.03%
U.S. Bancorp	Financials	161,562	8,265,500	2.00%
Exxon Mobil Corp.	Energy	108,509	7,951,537	1.92%
Hill-Rom Holdings, Inc.	Health Care	69,572	6,958,606	1.68%
Fiserv, Inc.	Information Technology	83,708	6,941,916	1.68%
T Rowe Price Group, Inc.	Financials	73,221	6,843,262	1.65%
Franklin Resources, Inc.	Financials	195,190	5,779,577	1.40%
Evercore, Inc. Class A	Financials	62,700	5,608,521	1.35%
SEI Investments Co.	Financials	113,424	5,392,200	1.30%
Xcel Energy, Inc.	Utilities	101,373	5,307,894	1.28%
STERIS PLC (United Kingdom)	Health Care	45,859	5,230,705	1.26%
Choice Hotels International, Inc.	Consumer Discretionary	65,698	5,200,623	1.26%
Banco Bradesco SA ADR (Brazil)	Financials	394,575	4,900,626	1.18%
Target Corp.	Consumer Discretionary	64,712	4,724,004	1.14%
WEC Energy Group, Inc.	Utilities	63,744	4,655,247	1.12%
PerkinElmer, Inc.	Health Care	50,137	4,537,377	1.10%
Aflac, Inc.	Financials	93,240	4,447,543	1.07%
Travelers Cos., Inc. (The)	Financials	34,254	4,300,231	1.04%
Kohl's Corp.	Consumer Discretionary	60,851	4,179,825	1.01%
Duke Energy Corp.	Utilities	46,107	4,047,229	0.98%
Progressive Corp. (The)	Financials	59,552	4,007,228	0.97%
Coca-Cola Co. (The)	Consumer Staples	81,065	3,901,664	0.94%
Illinois Tool Works, Inc.	Industrials	26,581	3,649,841	0.88%
Lockheed Martin Corp.	Industrials	12,528	3,629,293	0.88%
Seattle Genetics, Inc.	Health Care	45,687	3,491,847	0.84%
Dominion Energy, Inc.	Utilities	49,251	3,459,381	0.84%
Workday, Inc.	Information Technology	18,849	3,421,705	0.83%
Consolidated Edison, Inc.	Utilities	43,540	3,380,849	0.82%
Commerce Bancshares, Inc./MO	Financials	54,488	3,258,391	0.79%
Varian Medical Systems, Inc.	Health Care	23,156	3,057,225	0.74%
International Business Machines Corp.	Information Technology	22,631	3,042,016	0.73%
Netflix, Inc.	Communication Services	8,893	3,019,220	0.73%
Advanced Micro Devices, Inc.	Information Technology	122,453	2,989,083	0.72%
Federated Investors, Inc.	Financials	112,448	2,938,266	0.71%
NVIDIA Corp.	Information Technology	20,396	2,931,885	0.71%
Southern Co. (The)	Utilities	59,965	2,914,322	0.70%
Baker Hughes, a GE Co.	Energy	119,242	2,810,541	0.68%
Bank of New York Mellon Corp. (The)	Financials	52,118	2,726,793	0.66%
Invitation Homes, Inc.	Real Estate	114,333	2,571,339	0.62%
IDEXX Laboratories, Inc.	Health Care	11,566	2,461,011	0.59%
Home Depot, Inc. (The)	Consumer Discretionary	13,291	2,439,222	0.59%
Hershey Co. (The)	Consumer Staples	20,524	2,177,608	0.53%
FedEx Corp.	Industrials	11,995	2,129,991	0.51%
Royal Caribbean Cruises, Ltd.	Consumer Discretionary	17,679	2,122,316	0.51%
Tapestry, Inc.	Consumer Discretionary	53,641	2,076,427	0.50%

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 1/31/19 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$4,580	$67,000	$8,864	5/11/63	300 bp — Monthly	$(4,245)
	CMBX NA BBB-.6 Index	BBB-/P	6,498	114,000	15,082	5/11/63	300 bp — Monthly	(8,518)
	CMBX NA BBB-.6 Index	BBB-/P	15,001	243,000	32,149	5/11/63	300 bp — Monthly	(17,006)
	Barclays Bank PLC
	CMBX NA BBB-.6 Index	BBB-/P	26,163	236,000	31,223	5/11/63	300 bp — Monthly	(4,922)
	CMBX NA BBB-.7 Index	BBB-/P	8,583	1,527,000	80,320	1/17/47	300 bp — Monthly	(70,847)
	Citigroup Global Markets, Inc.
	CMBX NA BBB-.6 Index	BBB-/P	52,811	372,000	49,216	5/11/63	300 bp — Monthly	3,813
	CMBX NA BBB-.6 Index	BBB-/P	2,570	26,000	3,440	5/11/63	300 bp — Monthly	(854)
	CMBX NA BBB-.6 Index	BBB-/P	13,217	128,000	16,934	5/11/63	300 bp — Monthly	(3,642)
	CMBX NA BBB-.6 Index	BBB-/P	32,612	240,000	31,752	5/11/63	300 bp — Monthly	1,000
	CMBX NA BBB-.6 Index	BBB-/P	76,158	524,000	69,325	5/11/63	300 bp — Monthly	7,138
	CMBX NA BBB-.6 Index	BBB-/P	118,735	1,113,000	147,250	5/11/63	300 bp — Monthly	(27,865)
	CMBX NA BBB-.6 Index	BBB-/P	457,962	2,800,000	370,440	5/11/63	300 bp — Monthly	89,155
	CMBX NA BBB-.6 Index	BBB-/P	1,059,532	7,499,000	992,118	5/11/63	300 bp — Monthly	71,789
	Credit Suisse International
	CMBX NA BBB-.6 Index	BBB-/P	65,001	449,000	59,403	5/11/63	300 bp — Monthly	5,860
	CMBX NA BBB-.6 Index	BBB-/P	76,438	528,000	69,854	5/11/63	300 bp — Monthly	6,891
	CMBX NA BBB-.6 Index	BBB-/P	71,861	627,000	82,952	5/11/63	300 bp — Monthly	(10,725)
	CMBX NA BBB-.6 Index	BBB-/P	72,306	684,000	90,493	5/11/63	300 bp — Monthly	(17,788)
	CMBX NA BBB-.6 Index	BBB-/P	116,901	1,019,000	134,814	5/11/63	300 bp — Monthly	(17,319)
	CMBX NA BBB-.6 Index	BBB-/P	205,534	1,623,000	214,723	5/11/63	300 bp — Monthly	(8,241)
	CMBX NA BBB-.6 Index	BBB-/P	327,391	3,010,000	398,223	5/11/63	300 bp — Monthly	(69,076)
	CMBX NA BBB-.6 Index	BBB-/P	721,671	4,500,000	595,350	5/11/63	300 bp — Monthly	128,946
	CMBX NA BBB-.6 Index	BBB-/P	1,456,026	9,100,000	1,203,930	5/11/63	300 bp — Monthly	257,405
	CMBX NA BBB-.6 Index	BBB-/P	1,772,105	16,574,000	2,192,740	5/11/63	300 bp — Monthly	(410,967)
	CMBX NA BBB-.7 Index	BBB-/P	41,182	521,000	27,405	1/17/47	300 bp — Monthly	14,081
	CMBX NA BBB-.7 Index	BBB-/P	753,562	10,195,000	536,257	1/17/47	300 bp — Monthly	223,252
	Goldman Sachs International
	CMBX NA BBB-.6 Index	BBB-/P	12,819	162,000	21,433	5/11/63	300 bp — Monthly	(8,520)
	CMBX NA BBB-.6 Index	BBB-/P	14,345	170,000	22,491	5/11/63	300 bp — Monthly	(8,046)
	CMBX NA BBB-.6 Index	BBB-/P	15,423	178,000	23,549	5/11/63	300 bp — Monthly	(8,024)
	CMBX NA BBB-.6 Index	BBB-/P	21,266	252,000	33,340	5/11/63	300 bp — Monthly	(11,927)
	CMBX NA BBB-.6 Index	BBB-/P	32,134	292,000	38,632	5/11/63	300 bp — Monthly	(6,328)
	CMBX NA BBB-.6 Index	BBB-/P	22,005	323,000	42,733	5/11/63	300 bp — Monthly	(20,540)
	CMBX NA BBB-.6 Index	BBB-/P	43,866	508,000	67,208	5/11/63	300 bp — Monthly	(23,046)
	CMBX NA BBB-.6 Index	BBB-/P	72,333	521,000	68,928	5/11/63	300 bp — Monthly	3,709
	CMBX NA BBB-.6 Index	BBB-/P	54,650	727,000	96,182	5/11/63	300 bp — Monthly	(41,109)
	CMBX NA BBB-.6 Index	BBB-/P	43,204	871,000	115,233	5/11/63	300 bp — Monthly	(71,521)
	CMBX NA BBB-.6 Index	BBB-/P	113,818	1,020,000	134,946	5/11/63	300 bp — Monthly	(20,533)
	CMBX NA BBB-.6 Index	BBB-/P	113,818	1,020,000	134,946	5/11/63	300 bp — Monthly	(20,533)
	CMBX NA BBB-.6 Index	BBB-/P	90,667	1,094,000	144,736	5/11/63	300 bp — Monthly	(53,431)
	CMBX NA BBB-.6 Index	BBB-/P	123,458	1,108,000	146,588	5/11/63	300 bp — Monthly	(22,484)
	CMBX NA BBB-.6 Index	BBB-/P	67,079	1,286,000	170,138	5/11/63	300 bp — Monthly	(102,309)
	CMBX NA BBB-.6 Index	BBB-/P	217,829	2,012,000	266,188	5/11/63	300 bp — Monthly	(47,184)
	CMBX NA BBB-.6 Index	BBB-/P	440,741	3,998,000	528,935	5/11/63	300 bp — Monthly	(85,862)
	CMBX NA BBB-.7 Index	BBB-/P	171,603	2,462,000	129,501	1/17/47	300 bp — Monthly	43,538
	CMBX NA BBB-.7 Index	BBB-/P	587,623	7,950,000	418,170	1/17/47	300 bp — Monthly	174,091
	JPMorgan Securities LLC
	CMBX NA BBB-.6 Index	BBB-/P	24,622	173,000	22,888	5/11/63	300 bp — Monthly	1,835
	CMBX NA A.6 Index	A/P	151,310	2,351,000	52,898	5/11/63	200 bp — Monthly	99,326
	CMBX NA BBB-.6 Index	BBB-/P	8,396	64,000	8,467	5/11/63	300 bp — Monthly	(34)
	CMBX NA BBB-.6 Index	BBB-/P	16,271	125,000	16,538	5/11/63	300 bp — Monthly	(193)
	CMBX NA BBB-.6 Index	BBB-/P	27,778	215,000	28,445	5/11/63	300 bp — Monthly	(541)
	CMBX NA BBB-.6 Index	BBB-/P	32,836	250,000	33,075	5/11/63	300 bp — Monthly	(94)
	CMBX NA BBB-.6 Index	BBB-/P	32,112	265,000	35,060	5/11/63	300 bp — Monthly	(2,793)
	CMBX NA BBB-.6 Index	BBB-/P	45,235	397,000	52,523	5/11/63	300 bp — Monthly	(7,056)
	CMBX NA BBB-.6 Index	BBB-/P	44,073	419,000	55,434	5/11/63	300 bp — Monthly	(11,116)
	CMBX NA BBB-.6 Index	BBB-/P	57,483	480,000	63,504	5/11/63	300 bp — Monthly	(5,741)
	CMBX NA BBB-.6 Index	BBB-/P	59,810	556,000	73,559	5/11/63	300 bp — Monthly	(13,424)
	CMBX NA BBB-.6 Index	BBB-/P	59,810	556,000	73,559	5/11/63	300 bp — Monthly	(13,424)
	CMBX NA BBB-.6 Index	BBB-/P	85,699	592,000	78,322	5/11/63	300 bp — Monthly	7,723
	CMBX NA BBB-.6 Index	BBB-/P	85,183	774,000	102,400	5/11/63	300 bp — Monthly	(16,766)
	CMBX NA BBB-.6 Index	BBB-/P	98,250	786,000	103,988	5/11/63	300 bp — Monthly	(5,279)
	CMBX NA BBB-.6 Index	BBB-/P	126,171	812,000	107,428	5/11/63	300 bp — Monthly	19,217
	CMBX NA BBB-.6 Index	BBB-/P	108,628	992,000	131,242	5/11/63	300 bp — Monthly	(22,035)
	CMBX NA BBB-.6 Index	BBB-/P	101,445	1,070,000	141,561	5/11/63	300 bp — Monthly	(39,492)
	CMBX NA BBB-.6 Index	BBB-/P	203,856	1,725,000	228,218	5/11/63	300 bp — Monthly	(23,355)
	CMBX NA BBB-.6 Index	BBB-/P	246,141	1,746,000	230,996	5/11/63	300 bp — Monthly	16,163
	CMBX NA BBB-.6 Index	BBB-/P	212,098	1,891,000	250,179	5/11/63	300 bp — Monthly	(36,978)
	CMBX NA BBB-.6 Index	BBB-/P	219,602	1,935,000	256,001	5/11/63	300 bp — Monthly	(35,270)
	CMBX NA BBB-.6 Index	BBB-/P	220,988	2,012,000	266,188	5/11/63	300 bp — Monthly	(44,025)
	CMBX NA BBB-.6 Index	BBB-/P	529,695	3,749,000	495,993	5/11/63	300 bp — Monthly	35,890
	CMBX NA BBB-.6 Index	BBB-/P	1,059,532	7,499,000	992,118	5/11/63	300 bp — Monthly	71,789
	CMBX NA BBB-.6 Index	BBB-/P	1,363,482	8,300,000	1,098,090	5/11/63	300 bp — Monthly	270,234
	CMBX NA BBB-.6 Index	BBB-/P	2,352,882	13,374,000	1,769,380	5/11/63	300 bp — Monthly	591,303
	Merrill Lynch International
	CMBX NA BBB-.6 Index	BBB-/P	1,680,429	14,999,000	1,984,368	5/11/63	300 bp — Monthly	(295,189)
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.6 Index	BBB-/P	428,255	3,096,000	409,601	5/11/63	300 bp — Monthly	20,460
	CMBX NA BBB-.6 Index	BBB-/P	84,856	592,000	78,322	5/11/63	300 bp — Monthly	6,879

Upfront premium received			19,580,009		Unrealized appreciation			2,171,487

Upfront premium (paid)			—		Unrealized (depreciation)			(1,796,217)

		Total	$19,580,009				Total	$375,270
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2019. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 1/31/19 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.7 Index	$(45,068)	$276,000	$37,370	1/17/47	(500 bp) — Monthly	$(7,966)
	CMBX NA BB.7 Index	(11,622)	74,000	10,020	1/17/47	(500 bp) — Monthly	(1,675)
	CMBX NA BB.9 Index	(61,772)	401,000	60,952	9/17/58	(500 bp) — Monthly	(1,210)
	CMBX NA BB.9 Index	(62,050)	401,000	60,952	9/17/58	(500 bp) — Monthly	(1,488)
	CMBX NA BB.9 Index	(31,154)	199,000	30,248	9/17/58	(500 bp) — Monthly	(1,099)
	Credit Suisse International
	CMBX NA BB.10 Index	(55,104)	413,000	51,625	11/17/59	(500 bp) — Monthly	(3,881)
	CMBX NA BB.7 Index	(157,954)	8,949,000	2,149,550	5/11/63	(500 bp) — Monthly	1,982,895
	CMBX NA BB.9 Index	(98,329)	616,000	93,632	9/17/58	(500 bp) — Monthly	(5,296)
	CMBX NA BB.9 Index	(27,872)	181,000	27,512	9/17/58	(500 bp) — Monthly	(536)
	CMBX NA BB.9 Index	(16,892)	108,000	16,416	9/17/58	(500 bp) — Monthly	(581)
	Goldman Sachs International
	CMBX NA BB.6 Index	(544,539)	5,323,000	1,278,585	5/11/63	(500 bp) — Monthly	728,870
	CMBX NA BB.7 Index	(114,252)	755,000	102,227	1/17/47	(500 bp) — Monthly	(12,760)
	CMBX NA BB.6 Index	(4,822)	33,000	7,927	5/11/63	(500 bp) — Monthly	3,073
	CMBX NA BB.7 Index	(296,107)	1,622,000	219,619	1/17/47	(500 bp) — Monthly	(78,065)
	CMBX NA BB.7 Index	(139,103)	849,000	114,955	1/17/47	(500 bp) — Monthly	(24,974)
	CMBX NA BB.7 Index	(44,127)	261,000	35,339	1/17/47	(500 bp) — Monthly	(9,042)
	CMBX NA BB.7 Index	(19,899)	98,000	13,269	1/17/47	(500 bp) — Monthly	(6,725)
	JPMorgan Securities LLC
	CMBX NA BB.7 Index	(64,555)	333,000	45,088	1/17/47	(500 bp) — Monthly	(19,791)
	CMBX NA BB.6 Index	(30,448)	210,000	50,442	5/11/63	(500 bp) — Monthly	19,790
	CMBX NA BB.6 Index	(22,469)	169,000	40,594	5/11/63	(500 bp) — Monthly	17,961
	CMBX NA BB.6 Index	(15,102)	105,000	25,221	5/11/63	(500 bp) — Monthly	10,017
	CMBX NA BB.7 Index	(299,309)	1,622,000	219,619	1/17/47	(500 bp) — Monthly	(81,267)
	CMBX NA BB.7 Index	(229,896)	1,150,000	155,710	1/17/47	(500 bp) — Monthly	(75,304)
	CMBX NA BB.7 Index	(100,026)	639,000	86,521	1/17/47	(500 bp) — Monthly	(14,127)
	CMBX NA BB.7 Index	(74,602)	475,000	64,315	1/17/47	(500 bp) — Monthly	(10,749)
	CMBX NA BB.7 Index	(71,862)	460,000	62,284	1/17/47	(500 bp) — Monthly	(10,025)
	CMBX NA BB.7 Index	(60,253)	371,000	50,233	1/17/47	(500 bp) — Monthly	(10,381)
	CMBX NA BB.7 Index	(51,772)	324,000	43,870	1/17/47	(500 bp) — Monthly	(8,218)
	CMBX NA BB.7 Index	(50,145)	305,000	41,297	1/17/47	(500 bp) — Monthly	(9,145)
	CMBX NA BB.7 Index	(17,804)	104,000	14,082	1/17/47	(500 bp) — Monthly	(3,823)
	CMBX NA BB.7 Index	(12,303)	81,000	10,967	1/17/47	(500 bp) — Monthly	(1,414)
	CMBX NA BBB-.7 Index	(715,840)	6,526,000	343,268	1/17/47	(300 bp) — Monthly	(376,380)
	CMBX NA BBB-.7 Index	(194,839)	1,746,000	91,840	1/17/47	(300 bp) — Monthly	(104,018)
	CMBX NA BBB-.7 Index	(48,040)	893,000	46,972	1/17/47	(300 bp) — Monthly	(1,589)
	CMBX NA BBB-.7 Index	(85,062)	812,000	42,711	1/17/47	(300 bp) — Monthly	(42,825)
	CMBX NA BBB-.7 Index	(40,908)	556,000	29,246	1/17/47	(300 bp) — Monthly	(11,987)
	CMBX NA BBB-.7 Index	(40,908)	556,000	29,246	1/17/47	(300 bp) — Monthly	(11,987)
	CMBX NA BBB-.7 Index	(23,945)	265,000	13,939	1/17/47	(300 bp) — Monthly	(10,161)
	Merrill Lynch International
	CMBX NA A.6 Index	(2,420)	520,000	11,700	5/11/63	(200 bp) — Monthly	9,078
	CMBX NA BB.9 Index	(87,432)	559,000	84,968	9/17/58	(500 bp) — Monthly	(3,008)
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(315,454)	3,096,000	162,850	1/17/47	(300 bp) — Monthly	(154,405)
	CMBX NA BB.7 Index	(67,176)	359,000	48,609	1/17/47	(500 bp) — Monthly	(18,917)

	Upfront premium received	—				Unrealized appreciation	2,771,684

	Upfront premium (paid)	(4,453,236)				Unrealized (depreciation)	(1,134,819)

	Total	$(4,453,236)				Total	$1,636,865
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 1/31/19 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	NA HY Series 31 Index	B+/P	$(6,988,545)	$132,892,900	$8,040,286	12/20/23	500 bp — Quarterly	$1,845,408

	Total		$(6,988,545)					$1,845,408
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2019. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 1/31/19 (Unaudited)
	Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	NA HY Series 31 Index	$9,566,110	$131,062,260	$7,929,529	12/20/23	(500 bp) — Quarterly	$853,847

	Total	$9,566,110					$853,847
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan (Offshore)
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
bp	Basis Points
DAC	Designated Activity Company
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PJSC	Public Joint Stock Company
PO	Principal Only
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2018 through January 31, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,278,964,787.
(CLN)	The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $77,610, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/19
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$113,519,357	$215,283,131	$266,566,263	$412,434	$62,236,225
	Putnam Short Term Investment Fund**	235,711,650	122,240,014	114,559,996	1,252,662	243,391,668

	Total Short-term investments	$349,231,007	$337,523,145	$381,126,259	$1,665,096	$305,627,893
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $62,236,225, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $61,849,766.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $21,156,018.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $44,904,866.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $7,947,048.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $282,274,363 to cover certain derivative contracts, delayed delivery securities and the settlement of certain securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
DIVERSIFICATION BY COUNTRY
Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	72.8%
	China	7.1
	South Korea	3.5
	Brazil	2.4
	Taiwan	2.3
	India	1.9
	Mexico	1.4
	Canada	1.2
	South Africa	1.1
	Thailand	0.9
	France	0.8
	United Kingdom	0.8
	Russia	0.8
	Japan	0.6
	Other	2.4

	Total	100.0%
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on securities owned, to gain exposure to securities and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $18,146,450 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $53,078,819 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $44,904,866 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$9,969,013	$21,538,681	$—
Capital goods	—	8,604,674	—
Communication services	1,384,579	17,180,205	—
Consumer cyclicals	14,758,674	16,070,119	—
Consumer staples	4,962,214	12,134,552	—
Energy	13,182,564	6,328,229	—
Financials	35,785,450	38,284,590	—
Health care	3,092,107	2,099,572	—
Technology	17,771,774	65,693,764	—
Transportation	2,786,209	1,516,715	—
Utilities and power	7,796,076	4,546,243	—

Total common stocks	111,488,660	193,997,344	—
Asset-backed securities	—	15,130,000	—
Commodity linked notes	—	104,439,867	—
Convertible bonds and notes	—	77,516	—
Corporate bonds and notes	—	55,383,729	—
Foreign government and agency bonds and notes	—	12,576,838	—
Investment companies	122,754,202	—	—
Mortgage-backed securities	—	128,154,119	—
Purchased options outstanding	—	4,107,187	—
Purchased swap options outstanding	—	149,387	—
Senior loans	—	36,978,737	—
U.S. government and agency mortgage obligations	—	217,223,198	—
U.S. treasury obligations	—	3,491,155	—
Warrants	175	11,141,157	—
Short-term investments	243,531,668	239,182,395	—

Totals by level	$477,774,705	$1,022,032,629	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$139,611	$—
Futures contracts	14,875,609	—	—
Written options outstanding	—	(123,959)	—
Forward premium swap option contracts	—	(119,054)	—
TBA sale commitments	—	(94,635,312)	—
Interest rate swap contracts	—	2,105,392	—
Total return swap contracts	—	(23,162,895)	—
Credit default contracts	—	(12,992,948)	—

Totals by level	$14,875,609	$(128,789,165)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$14,924,054	$27,917,002
Foreign exchange contracts	3,120,649	2,605,782
Equity contracts	80,401,211	87,798,346
Interest rate contracts	21,750,442	5,755,564

Total	$120,196,356	$124,076,694
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)	$740,000
Purchased currency option contracts (contract amount)	$108,800,000
Purchased swap option contracts (contract amount)	$12,000,000
Written equity option contracts (contract amount)	$200,000
Written currency option contracts (contract amount)	$87,000,000
Written swap option contracts (contract amount)	$11,300,000
Futures contracts (number of contracts)	12,000
Forward currency contracts (contract amount)	$800,400,000
Centrally cleared interest rate swap contracts (notional)	$1,489,300,000
OTC total return swap contracts (notional)	$5,314,200,000
OTC credit default contracts (notional)	$203,600,000
Centrally cleared credit default contracts (notional)	$242,500,000
Warrants (number of warrants)	3,600,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 28, 2019

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: March 28, 2019